UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2010 – JUNE 30, 2010

    (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

June 30, 2010

TimesSquare Small Cap Growth Fund

TimesSquare Mid Cap Growth Fund

SAR014-0610

Managers AMG Funds

TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund

Semi-Annual Report — June 30, 2010 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1
FUND PERFORMANCE	2
FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
TimesSquare Small Cap Growth Fund	3
TimesSquare Mid Cap Growth Fund	6
FINANCIAL STATEMENTS:
Statements of Assets and Liabilities	9
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts
Statements of Operations	10
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period
Statements of Changes in Net Assets	11
Detail of changes in Fund assets for the past two periods
FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets
NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks
ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Expenses Paid During the Period*

TimesSquare Small Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	1.05%	$1,000	$974	$5.14
Based on Hypothetical 5% Annual Return	1.05%	$1,000	$1,020	$5.26
Premier Class Shares
Based on Actual Fund Return	1.16%	$1,000	$972	$5.67
Based on Hypothetical 5% Annual Return	1.16%	$1,000	$1,019	$5.81

TimesSquare Mid Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	1.08%	$1,000	$968	$5.27
Based on Hypothetical 5% Annual Return	1.08%	$1,000	$1,019	$5.41
Premier Class Shares
Based on Actual Fund Return	1.28%	$1,000	$967	$6.24
Based on Hypothetical 5% Annual Return	1.28%	$1,000	$1,018	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers AMG Funds Performance

All periods ended June 30, 2010 (unaudited)

The table below shows the Funds’ average annual total returns for the periods indicated, as well as each Fund’s relative index for the same time period.

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
TimesSquare Small Cap Growth Fund[2,3]
Institutional Class	(2.64)%	20.46%	4.52%	4.39%	—	1/21/2000
Premier Class	(2.77)%	20.17%	4.40%	4.26%	—	1/21/2000
Russell 2000® Growth Index[4]	(2.31)%	17.96%	1.14%	(1.72)%	—

TimesSquare Mid Cap Growth Fund[3,5]
Institutional Class	(3.20)%	20.04%	4.56%	—	4.43%	3/4/2005
Premier Class	(3.31)%	19.60%	4.38%	—	4.25%	3/4/2005
Russell Midcap® Growth Index[6]	(3.31)%	21.30%	1.37%	—	1.39%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The TimesSquare Small Cap Growth Fund is currently closed to new investors. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are the average annual return. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2010. All returns are in U.S. dollars($).

[2]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Fund is measured against the Russell 2000® Growth Index, a market capitalization-weighted index that measures the performance of those Russell 2000® companies with higher price-to- book ratios and higher forecasted growth rates. The Russell 2000® Growth Index is a registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[5]

Mid capitalization securities are subject to market, liquidity and information risk. Mid size company securities may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.

[6]

The Fund is measured against the Russell Midcap® Growth Index, a market capitalization-weighted index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth rates. The Russell Midcap® Growth Index is registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

2

TimesSquare Small Cap Growth Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	TimesSquare Small Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	27.5%	26.1%
Industrials	26.2%	16.7%
Health Care	16.4%	21.5%
Financials	9.2%	4.9%
Consumer Discretionary	6.1%	17.7%
Energy	5.9%	4.0%
Consumer Staples	3.1%	3.2%
Telecommunication Services	2.5%	1.4%
Utilities	0.0%	0.1%
Materials	0.0%	4.4%
Other Assets and Liabilities	3.1%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Solera Holdings, Inc.*	2.5%
Global Payments, Inc.*	2.2
WABCO Holdings, Inc.	1.8
Ultimate Software Group, Inc., The*	1.8
Stancorp Financial Group*	1.8
Concho Resources, Inc.*	1.5
Bio-Rad Laboratories, Inc., Class A*	1.5
Varian Semiconductor Equipment Associates, Inc.	1.5
Transdigm Group, Inc.*	1.5
Wright Express Corporation*	1.4

Top Ten as a Group	17.5%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 96.9%
Consumer Discretionary - 6.1%
American Public Education, Inc.*	95,000		$4,151,500
Arbitron, Inc.	185,000		4,741,550
Capella Education Co.*	53,700		4,368,495
Corinthian Colleges, Inc.*	242,800	[2]	2,391,580
Iconix Brand Group, Inc.*	170,000		2,442,900
Monro Muffler Brake, Inc.	127,000		5,020,310
National American University Holdings, Inc.	278,000		2,421,380
Vitamin Shoppe, Inc.*	216,700		5,558,355
Total Consumer Discretionary			31,096,070
Consumer Staples - 3.1%
Diamond Foods, Inc.	69,600		2,860,560
Herbalife, Ltd.	83,000		3,822,150
Inter Parfums, Inc.	202,200		2,877,306
United Natural Foods, Inc.*	208,800		6,238,944
Total Consumer Staples			15,798,960
Energy - 5.9%
Arena Resources, Inc.*	31,700		1,011,230
Atlas Energy, Inc.	125,000		3,383,750
Cal Dive International, Inc.*	380,900		2,228,265
Carrizo Oil & Gas, Inc.*	151,900		2,359,007
Concho Resources, Inc.	140,716		7,785,816
Dril-Quip, Inc.*	83,000		3,653,660
Key Energy Services, Inc.*	313,600		2,878,848
Matador Resources Co.* [4,5]	431,250		3,881,250
T-3 Energy Services, Inc.*	95,000		2,650,500
Total Energy			29,832,326
Financials - 9.2%
American Equity Investment Life Holding Co.	443,200		4,573,824
Amerisafe, Inc.*	180,000		3,159,000
Argo Group International Holdings, Ltd.	158,466		4,847,475
Artio Global Investors, Inc.	165,500		2,604,970
CVB Financial Corp.	410,050	[2]	3,895,475
Duff & Phelps Corp., Class A	284,700		3,595,761
Evercore Partners, Inc., Class A	195,400		4,562,590
Iberia Bank Corp.	73,300		3,773,484
Portfolio Recovery Associates, Inc.*	24,000		1,602,720
Safety Insurance Group, Inc.	140,000		5,182,800
StanCorp Financial Group, Inc.	220,000		8,918,800
Total Financials			46,716,899
Health Care - 16.4%
Align Technology, Inc.*	263,000		3,910,810
Alimera Sciences, Inc.*	190,000		1,413,600
Amedisys, Inc.*	102,500	[2]	4,506,925
Bio-Rad Laboratories, Inc., Class A*	90,000		7,784,100
BioMarin Pharmaceutical, Inc.*	210,000		3,981,600
Brookdale Senior Living, Inc.*	293,000		4,395,000
Catalyst Health Solutions, Inc.*	170,000		5,865,000
Dionex Corp.*	60,000		4,467,600
Emergency Medical Services Corp., Class A*	110,000		5,393,300
Genoptix, Inc.*	9,100		156,520
Haemonetics Corp.*	110,000		5,887,200
IPC The Hospitalist Co., Inc.*	115,000		2,886,500
ICON PLC, Sponsored ADR*	183,900		5,312,871
Incyte Genomics, Inc.*	285,000	[2]	3,154,950
Magellan Health Services, Inc.*	120,800		4,387,456
MedAssets, Inc.*	250,000		5,770,000
Sirona Dental Systems, Inc.*	119,500		4,163,380
United Therapeutics Corp.*	110,000		5,369,100
Volcano Corp.*	213,900		4,667,298
Total Health Care			83,473,210
Industrials - 26.2%
Advisory Board Co., The*	120,000		5,155,200
Albany International Corp.	291,900		4,725,861
Allegiant Travel Co.*	110,500		4,717,245
Clean Harbors, Inc.*	97,400		6,468,334
Columbus McKinnon Corp.*	345,000		4,819,650
CoStar Group, Inc.*	150,000		5,820,000
DigitalGlobe, Inc.*	145,000		3,813,500
EMCOR Group, Inc.*	212,287		4,918,690
Generac Holdings, Inc.*	350,500		4,910,505
Genesee & Wyoming, Inc., Class A*	185,000		6,902,350
Healthcare Services Group, Inc.	190,000		3,600,500
Interline Brands, Inc.*	242,300		4,189,367
Kennametal, Inc.	195,000		4,958,850
McGrath RentCorp	149,300		3,401,054
Middleby Corp., The*	98,050		5,215,280
Mobile Mini, Inc.*	237,709		3,869,902
Oasis Petroleum, Inc.*	291,000		4,219,500
Old Dominion Freight Line, Inc.*	100,000		3,514,000
On Assignment, Inc.*	660,000		3,319,800

The accompanying notes are an integral part of these financial statements.

4

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 26.2% (continued)
Orbital Sciences Corp.*	390,000		$6,150,300
RBC Bearings, Inc.*	86,500		2,507,635
Resources Connection, Inc.*	350,040		4,760,544
Standard Parking Corp.*	190,000		3,007,700
Stanley, Inc.*	105,000		3,924,900
Stericycle, Inc.*	55,000		3,606,900
Transdigm Group, Inc.	150,000		7,654,500
UTI Worldwide, Inc.*	325,000		4,023,500
WABCO Holdings, Inc.*	296,900		9,346,412
Total Industrials			133,521,979
Information Technology - 27.5%
Atheros Communications, Inc.*	187,400		5,160,996
Blackboard, Inc.*	176,000		6,570,080
Bottomline Technologies, Inc.*	431,800		5,626,354
BroadSoft, Inc.*	144,400	[2]	1,234,620
CSG Systems International, Inc.*	175,000		3,207,750
Cavium Networks, Inc.*	110,000		2,880,900
CommVault Systems, Inc.*	195,000		4,387,500
Cymer, Inc.*	175,000		5,257,000
DG FastChannel, Inc.*	160,000		5,212,800
Epiq Systems, Inc.*	270,000		3,491,100
Euronet Worldwide, Inc.*	242,000		3,095,180
Global Payments, Inc.	304,000		11,108,160
Jack Henry & Associates, Inc.	290,000		6,925,200
Hittite Microwave Corp.*	110,000		4,921,400
Informatica Corp.*	170,000		4,059,600
J2 Global Communications, Inc.*	270,000		5,896,800
ManTech International Corp., Class A*	120,000		5,108,400
Monolithic Power Systems, Inc.*	123,100		2,198,566
Monotype Imaging Holdings, Inc.*	155,000		1,396,550
Netezza Corp.*	412,000		5,636,160
Power Integrations, Inc.	164,445		5,294,307
Solera Holdings, Inc.	346,020		12,525,923
Ultimate Software Group, Inc., The*	275,000		9,036,500
Varian Semiconductor Equipment Associates, Inc.*	269,000		7,709,540
ViaSat, Inc.*	160,000		5,209,600
Wright Express Corp.*	235,000		6,979,500
Total Information Technology			140,130,486
Telecommunication Services - 2.5%
General Communication, Inc., Class A*	370,000		2,808,300
NTELOS Holdings Corp.	290,000		4,988,000
SBA Communications Corp.*	140,000		4,761,400
Total Telecommunication Services			12,557,700
Total Common Stocks (cost $434,943,576)			493,127,630
Short-Term Investments - 5.5%[1]
BNY Mellon Overnight Government Fund, 0.03%[3]	10,495,000		10,495,000
BNY Institutional Cash Reserves Fund, Series B* [3,6]	1,179,050		229,915
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	13,172,573		13,172,573
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	4,011,669		4,011,669
Total Short-Term Investments (cost $28,858,292)			27,909,157
Total Investments - 102.4% (cost $463,801,868)			521,036,787
Other Assets, less Liabilities - (2.4)%			(12,360,762)
Net Assets - 100.0%			$508,676,025

Note: Based on the approximate cost of investments of $475,292,377 for Federal income tax purposes at June 30, 2010, the aggregate gross unrealized appreciation and depreciation were $78,260,745 and $32,516,335, respectively, resulting in net unrealized appreciation of investments of $45,744,410.

*	Non income producing security.
[1]	Yield shown for an investment company represents the June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $11,222,985, or 2.2% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is registered with the SEC under the Securities Act of 1933. The Fund’s total market value of the security at June 30, 2010, is $3,881,250, representing 0.8% of the Fund’s net assets.

[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown for this security is a Fair Value price as determined under procedures approved by the Fund’s Board of Trustees.

[6]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily. (See Note 6 in the Notes to Financial Statements.)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

5

TimesSquare Mid Cap Growth Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	TimesSquare Mid Cap Growth Fund**	Russell Midcap® Growth Index
Information Technology	23.8%	24.1%
Health Care	15.2%	14.2%
Industrials	13.7%	15.4%
Consumer Discretionary	12.6%	19.3%
Financials	12.5%	6.9%
Energy	7.1%	5.1%
Telecommunication Services	4.8%	1.9%
Materials	3.7%	6.8%
Consumer Staples	3.4%	5.6%
Utilities	0.0%	0.7%
Other Assets and Liabilities	3.2%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
DaVita, Inc.*	4.9%
Amdocs, Ltd.*	2.9
RenaissanceRe Holdings, Ltd.*	2.8
Virgin Media, Inc.*	2.8
SBA Communications Corp.	2.5
Discovery Communications, Inc., Class C*	2.5
Ecolab, Inc.	2.4
American Tower Corp., Class A*	2.3
Express Scripts, Inc.*	2.1
Alliance Data Systems Corp.	1.9

Top Ten as a Group	27.1%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 96.8%
Consumer Discretionary - 12.6%
Apollo Group, Inc., Class A*	283,400		$12,035,998
Discovery Communications, Inc., Class C*	1,036,900		32,071,317
Hasbro, Inc.	450,900		18,531,990
International Game Technology	781,700		12,272,690
National CineMedia, Inc.	644,500		10,737,370
Pool Corp.	531,700		11,654,864
Strayer Education, Inc.	77,700		16,153,053
Tiffany & Co.	323,500		12,263,885
Virgin Media, Inc.	2,142,300		35,754,987
Total Consumer Discretionary			161,476,154
Consumer Staples - 3.4%
Church & Dwight Co., Inc.	233,700		14,655,327
Herbalife, Ltd.	481,000		22,150,050
Whole Foods Market, Inc.*	175,900		6,335,918
Total Consumer Staples			43,141,295
Energy - 7.1%
Cameron International Corp.*	439,700		14,299,044
Denbury Resources, Inc.*	1,150,500		16,843,320
IHS, Inc., Class A*	234,500	[2]	13,699,490
Range Resources Corp.	345,400		13,867,810
Ultra Petroleum Corp.*	383,700		16,978,725
Whiting Petroleum Corp.*	197,100		15,456,582
Total Energy			91,144,971
Financials - 12.5%
Aflac, Inc.	521,500		22,252,405
Aon Corp.	268,700		9,974,144
Arch Capital Group, Ltd.*	210,300		15,667,350
Assured Guaranty, Ltd.	861,600		11,433,432
Invesco, Ltd.	887,300		14,933,259
RenaissanceRe Holdings, Ltd.	637,000		35,843,990
SEI Investments Co.	919,000		18,710,840
TD Ameritrade Holding Corp.*	921,700	[2]	14,102,010
Torchmark Corp.	343,800		17,021,538
Total Financials			159,938,968
Health Care - 15.2%
Cephalon, Inc.*	323,200		18,341,600
DaVita, Inc.*	1,011,300		63,145,572
Express Scripts, Inc.,*	568,100		26,712,062
Laboratory Corp. of America Holdings*	242,900		18,302,515
Lincare Holdings, Inc.*	528,700	[2]	17,188,037
Mettler-Toledo International, Inc.*	88,600		9,890,418
ResMed, Inc.*	304,300		18,504,483
Shire Pharmaceuticals PLC	360,100	[2]	22,102,938
Total Health Care			194,187,625
Industrials - 13.7%
Ametek, Inc.	403,000	[2]	16,180,450
CH Robinson Worldwide, Inc.	375,600		20,905,896
Copart, Inc.*	384,400		13,765,364
ITT Industries, Inc.	348,100		15,636,652
Kansas City Southern*	371,500		13,504,025
Masco Corp.	756,400		8,138,864
Norfolk Southern Corp.	190,100		10,084,805
Parker Hannifin Corp.	253,100		14,036,926
Rockwell Collins, Inc.	374,600		19,902,498
SPX Corp.	255,800		13,508,798
Stericycle, Inc.*	169,400		11,109,252
URS Corp.*	468,000		18,415,800
Total Industrials			175,189,330
Information Technology - 23.8%
Adobe Systems, Inc.*	126,100		3,332,823
Alliance Data Systems Corp.*	399,300		23,766,336
Altera Corp.	571,500		14,178,915
Amdocs, Ltd.*	1,387,500		37,254,375
Amphenol Corp., Class A	342,000		13,433,760
Analog Devices, Inc.	827,200		23,045,792
ASML Holding, N.V.	685,600		18,833,432
Broadcom Corp., Class A	652,100		21,499,737
Dolby Laboratories, Inc., Class A*	229,700	[2]	14,399,893
FLIR Systems, Inc.*	290,600	[2]	8,453,554
Global Payments, Inc.	502,800		18,372,312
Juniper Networks, Inc.*	553,100		12,621,742
KLA-Tencor Corp.	331,300		9,236,644
Lam Research Corp.*	312,700		11,901,362
Linear Technology Corp.	532,000		14,794,920
NetApp, Inc.*	289,200	[2]	10,790,052
NeuStar, Inc., Class A*	952,500		19,640,550
Red Hat, Inc.*	404,900		11,717,806
Teradata Corp.*	211,500		6,446,520
Western Union Co., The	837,900		12,493,089
Total Information Technology			306,213,614

The accompanying notes are an integral part of these financial statements.

7

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 3.7%
Ecolab, Inc.	679,400		$30,511,854
Owens-Illinois, Inc.*	623,100		16,480,995
Total Materials			46,992,849
Telecommunication Services - 4.8%
American Tower Corp., Class A*	652,600		29,040,700
SBA Communications Corp.*	951,700	[2]	32,367,317
Total Telecommunication Services			61,408,017
Total Common Stocks (cost $1,138,931,845)			1,239,692,823
Short-Term Investments - 4.0%[1]
BNY Mellon Overnight Government Fund, 0.03%[3]	3,140,000		3,140,000
BNY Institutional Cash Reserves Fund, Series B* [3,4]	1,665,632		324,798
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	30,168,720		30,168,720
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	17,157,406		17,157,406
Total Short-Term Investments (cost $52,131,758)			50,790,924
Total Investments - 100.8% (cost $1,191,063,603)			1,290,483,747
Other Assets, less Liabilities - (0.8)%			(10,018,274)
Net Assets - 100.0%			$1,280,465,473

Note: Based on the approximate cost of investments of $1,228,849,896 for Federal income tax purposes at June 30, 2010, the aggregate gross unrealized appreciation and depreciation were $150,450,045 and $88,816,194, respectively, resulting in net unrealized appreciation of investments of $61,633,851.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $6,968,833, or 0.5% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily. (See Note 6 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

8

Statements of Assets and Liabilities

June 30, 2010 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Assets:
Investments at value* (including securities on loan valued at $11,222,985 and $6,968,833, respectively)	$521,036,787	$1,290,483,747
Receivable for investments sold	1,786,905	6,837,080
Receivable for Fund shares sold	676,851	3,418,537
Dividends and other receivables	262,545	530,422
Receivable from affiliate	12,204	846
Prepaid expenses	37,291	74,540
Total assets	523,812,583	1,301,345,172
Liabilities:
Payable upon return of securities loaned	11,674,050	4,805,632
Payable for investments purchased	2,538,550	8,986,372
Payable for Fund shares purchased	336,316	5,594,258
Accrued expenses:
Investment management and advisory fees	435,942	1,100,560
Other	151,700	392,877
Total liabilities	15,136,558	20,879,699
Net Assets	$508,676,025	$1,280,465,473
Institutional Class Shares:
Net Assets	$371,444,439	$722,283,133
Shares outstanding	37,347,829	62,829,577
Net asset value, offering and redemption price per share	$9.95	$11.50
Premier Class Shares:
Net Assets	$137,231,586	$558,182,340
Shares outstanding	13,956,403	48,903,882
Net asset value, offering and redemption price per share	$9.83	$11.41
Net Assets Represent:
Paid-in capital	$528,610,463	$1,278,124,749
Undistributed net investment loss	(1,564,367)	(2,189,097)
Accumulated net realized loss from investments	(75,604,990)	(94,890,323)
Net unrealized appreciation of investments	57,234,919	99,420,144
Net Assets	$508,676,025	$1,280,465,473
* Investments at cost	$463,801,868	$1,191,063,603

The accompanying notes are an integral part of these financial statements.

9

Statements of Operations

For the six months ended June 30, 2010 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Investment Income:
Dividend income	$1,120,551	$5,288,044
Interest income	63	63
Foreign withholding tax	(3,982)	(26,273)
Securities lending fees	236,109	83,490
Total investment income	1,352,741	5,345,324
Expenses:
Investment management and advisory fees	2,734,602	6,528,178
Shareholder servicing fees - Premier Class	82,655	568,287
Professional fees	65,927	131,536
Custodian	46,168	90,683
Transfer agent	27,319	85,901
Trustees fees and expenses	20,762	48,617
Registration fees	16,858	29,639
Reports to shareholders	10,450	100,089
Miscellaneous	14,718	32,362
Total expenses before expense offsets	3,019,459	7,615,292
Expense reimbursements	(65,080)	—
Expense reductions	(36,078)	(75,767)
Expense waivers	(1,193)	(5,104)
Net expenses	2,917,108	7,534,421
Net investment loss	(1,564,367)	(2,189,097)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	24,833,622	48,505,407
Net unrealized depreciation of investments	(37,134,463)	(92,249,539)
Net realized and unrealized loss	(12,300,841)	(43,744,132)
Net decrease in net assets resulting from operations	($13,865,208)	($45,933,229)

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the year ended December 31, 2009

	TimesSquare Small Cap Growth		TimesSquare Mid Cap Growth
	2010	2009	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($1,564,367)	($1,043,861)	($2,189,097)	($2,992,700)
Net realized gain (loss) on investments	24,833,622	(77,297,712)	48,505,407	(75,514,887)
Net unrealized appreciation (depreciation) of investments	(37,134,463)	218,488,566	(92,249,539)	372,727,363
Net increase (decrease) in net assets resulting from operations	(13,865,208)	140,146,993	(45,933,229)	294,219,776
From Capital Share Transactions:
Proceeds from sale of shares	89,435,340	75,419,433	279,587,670	539,041,358
Cost of shares repurchased	(118,500,728)	(109,593,737)	(202,688,654)	(209,149,680)
Net increase (decrease) from capital share transactions	(29,065,388)	(34,174,304)	76,899,016	329,891,678
Total increase (decrease) in net assets	(42,930,596)	105,972,689	30,965,787	624,111,454
Net Assets:
Beginning of period	551,606,621	445,633,932	1,249,499,686	625,388,232
End of period	$508,676,025	$551,606,621	$1,280,465,473	$1,249,499,686
End of period undistributed net investment loss	($1,564,367)	—	($2,189,097)	—

The accompanying notes are an integral part of these financial statements.

11

TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,

		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.22	$7.53	$11.64	$12.42	$12.08	$11.88
Income from Investment Operations:
Net investment loss	(0.03)[3]	(0.02)[3]	(0.04)[3]	(0.03)[3]	(0.04)[3]	(0.05)[3]
Net realized and unrealized gain (loss) on investments	(0.24)[3]	2.71 [3]	(3.73)[3]	1.32 [3]	2.03 [3]	1.60 [3]
Total from investment operations	(0.27)	2.69	(3.77)	1.29	1.99	1.55
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(0.34)	(2.07)	(1.65)	(1.35)
Net Asset Value End of Period	$9.95	$10.22	$7.53	$11.64	$12.42	$12.08
Total Return[1]	(2.64)%[4]	35.72%	(32.28)%	10.00%	16.49%	13.44%
Ratio of net expenses to average net assets	1.04%[5]	1.03%	1.04%	1.04%	1.03%	1.05%
Ratio of net investment loss to average net assets[1]	(0.54)%[5]	(0.20)%	(0.36)%	(0.22)%	(0.31)%	(0.38)%
Portfolio turnover	30%[4]	65%	62%	82%	62%	76%
Net assets at end of period (000’s omitted)	$371,444	$412,270	$339,078	$500,809	$465,142	$445,485

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.08%[5]	1.09%	1.08%	1.07%	1.07%	1.09%
Ratio of net investment loss to average net assets	(0.58)%[5]	(0.26)%	(0.41)%	(0.25)%	(0.35)%	(0.42)%

Premier Class	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,

		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.11	$7.46	$11.53	$12.32	$12.00	$11.83
Income from Investment Operations:
Net investment loss	(0.03)[3]	(0.03)[3]	(0.04)[3]	(0.04)[3]	(0.05)[3]	(0.06)[3]
Net realized and unrealized gain (loss) on investments	(0.25)[3]	2.68 [3]	(3.70)[3]	1.30 [3]	2.02 [3]	1.58 [3]
Total from investment operations	(0.28)	2.65	(3.74)	1.26	1.97	1.52
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(0.33)	(2.05)	(1.65)	(1.35)
Net Asset Value End of Period	$9.83	$10.11	$7.46	$11.53	$12.32	$12.00
Total Return[1]	(2.77)%[4]	35.52%	(32.27)%	9.84%	16.44%	13.24%
Ratio of net expenses to average net assets	1.15%[5]	1.14%	1.11%	1.14%	1.10%	1.21%
Ratio of net investment loss to average net assets[1]	(0.65)%[5]	(0.31)%	(0.44)%	(0.33)%	(0.38)%	(0.51)%
Portfolio turnover	30%[4]	65%	62%	82%	62%	76%
Net assets at end of period (000’s omitted)	$137,232	$139,337	$106,556	$162,479	$177,302	$141,409

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.19%[5]	1.20%	1.16%	1.17%	1.14%	1.25%
Ratio of net investment loss to average net assets	(0.69)%[5]	(0.37)%	(0.48)%	(0.36)%	(0.42)%	(0.55)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Not Annualized.
[5]	Annualized.

12

TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,				For the period ended December 31, 2005*

		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.88	$8.67	$13.26	$12.79	$11.06	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)[3]	(0.02)[3]	0.00 [3,4]	0.05	0.00 [3,4]	0.02
Net realized and unrealized gain (loss) on investments	(0.37)[3]	3.23 [3]	(4.50)[3]	1.25	1.92 [3]	1.10
Total from investment operations	(0.38)	3.21	(4.50)	1.30	1.92	1.12
Less Distributions to Shareholders from:
Net investment income	—	—	(0.00)[4]	(0.04)	(0.00)[4]	(0.02)
Net realized gain on investments	—	—	(0.09)	(0.79)	(0.19)	(0.04)
Total distribution to shareholders	—	—	(0.09)	(0.83)	(0.19)	(0.06)
Net Asset Value End of Period	$11.50	$11.88	$8.67	$13.26	$12.79	$11.06
Total Return[1]	(3.20)%[6]	37.02%	(33.91)%	10.11%	17.39%	11.17%[6]
Ratio of net expenses to average net assets	1.07%[7]	1.10%	1.08%	1.03%	1.12%	1.18%[7]
Ratio of net investment income (loss) to average net assets[1]	(0.24)%[7]	(0.25)%	(0.04)%	0.35%	0.02%	0.70%[7]
Portfolio turnover	30%[6]	55%	62%	67%	49%	48%[6]
Net assets at end of period (000’s omitted)	$722,283	$678,956	$344,189	$389,075	$205,290	$71,284

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.08%[7]	1.11%	1.09%	1.08%	1.16%	1.38%[7]
Ratio of net investment income (loss) to average net assets	(0.25)%[7]	(0.26)%	(0.06)%	0.30%	(0.02)%	0.50%[7]

Premier Class	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,				For the period ended December 31, 2005*

		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.81	$8.64	$13.23	$12.76	$11.03	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.03)[3]	(0.04)[3]	(0.03)[3]	0.02	(0.01)[3]	0.01
Net realized and unrealized gain (loss) on investments	(0.37)[3]	3.21 [3]	(4.47)[3]	1.26	1.93 [3]	1.08
Total from investment operations	(0.40)	3.17	(4.50)	1.28	1.92	1.09
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.02)	(0.00)[4]	(0.02)
Net realized gain on investments	—	—	(0.09)	(0.79)	(0.19)	(0.04)
Total distribution to shareholders	—	—	(0.09)	(0.81)	(0.19)	(0.06)
Net Asset Value End of Period	$11.41	$11.81	$8.64	$13.23	$12.76	$11.03
Total Return[1]	(3.39)%[5,6]	36.69%[5]	(33.96)%	9.95%[5]	17.44%	10.87%[6]
Ratio of net expenses to average net assets	1.27%[7]	1.30%	1.29%	1.19%	1.23%	1.34%[7]
Ratio of net investment income (loss) to average net assets[1]	(0.44)%[7]	(0.45)%	(0.26)%	0.17%	(0.06)%	0.28%[7]
Portfolio turnover	30%[6]	55%	62%	67%	49%	48%[6]
Net assets at end of period (000’s omitted)	$558,182	$570,544	$281,199	$212,778	$106,329	$13,428

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.28%[7]	1.31%	1.30%	1.24%	1.27%	1.77%[7]
Ratio of net investment income (loss) to average net assets	(0.45)%[7]	(0.46)%	(0.27)%	0.12%	(0.11)%	(0.15)%[7]

*	Commencement of operations was March 4, 2005.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
(See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Rounds to less than $0.01 per share.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown on the left.
[6]	Not annualized.
[7]	Annualized.

13

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: TimesSquare Small Cap Growth Fund (“Small Cap”) and TimesSquare Mid Cap Growth Fund (“Mid Cap”), collectively the “Funds.”

The Funds offer both Institutional and Premier Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a higher minimum initial investment than Premier shares. Premier shares are offered to all other investors. Each class represents an interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

14

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of June 30, 2010, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
TimesSquare Small Cap Growth
Investments in Securities
Common Stocks[1]	$489,246,380	—	—	$489,246,380
Common Stocks - Restricted	—	—	$3,881,250	3,881,250
Short-Term Investments	27,679,242	$229,915	—	27,909,157

Total Investments in Securities	$516,925,622	$229,915	$3,881,250	$521,036,787

	Level 1	Level 2	Level 3	Total
TimesSquare Mid Cap Growth
Investments in Securities
Common Stocks[1]	$1,239,692,823	—	—	$1,239,692,823
Short-Term Investments	50,466,126	$324,798	—	50,790,924

Total Investments in Securities	$1,290,158,949	$324,798	—	$1,290,483,747

[1]

All common stocks reflected in this category are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
TimesSquare Small Cap Growth
Balance as of December 31, 2009	$3,234,375
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	646,875
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of June 30, 2010	$3,881,250

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

15

Notes to Financial Statements (continued)

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Additional expenses to the Premier Class shares include payments to third parties who maintain omnibus accounts; these payments to third parties represent shareholder recordkeeping services and are expected not to exceed 0.20% of each Fund’s Premier Class average daily net assets. The actual expense and the impact on the expense ratios for the six months ended June 30, 2010 was $82,655 or 0.11% for Small Cap – Premier Class and $568,287 or 0.20% for Mid Cap – Premier Class.

The Funds had certain portfolio trades directed to various brokers who paid a portion of such Funds’ expenses. For the six months ended June 30, 2010, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Small Cap - $35,686 or 0.01% and Mid Cap - $74,838 or 0.01%.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the six months ended June 30, 2010, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2010, the Funds did not have any overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2010, each Fund’s portion of the transfer agent expense was reduced as follows: Small Cap - $392 and Mid Cap - $929.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund has made in the JPMorgan Liquid Assets Money Market Fund – Capital Shares. For the six months ended June 30, 2010, the management fee was reduced as follows: Small Cap - $1,193, and Mid Cap - $5,104.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers

As of June 30, 2010, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
TimesSquare Small Cap	$7,371,003	2016
	79,245,227	2017
TimesSquare Mid Cap	$6,895,257	2016
	98,035,469	2017

16

Notes to Financial Statements (continued)

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2010, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Funds as follows: Small Cap – 2 accounts own 29%; Mid Cap – 1 account owns 21%. Transactions by these shareholders may have a material impact on their respective Funds. Capital share transactions for each class of shares were as follows:

	For the six months ended June 30, 2010		For the year ended December 31, 2009
	Shares	Amount	Shares	Amount
TimesSquare Small Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	6,613,722	$68,757,821	6,274,864	$53,387,094
Reinvestments of dividends and distributions	—	—	—	—
Cost of shares repurchased	(9,585,977)	(99,793,809)	(10,988,179)	(84,480,462)

Net increase (decrease) - Institutional Shares	(2,972,255)	($31,035,988)	(4,713,315)	($31,093,368)

Premier Shares:
Proceeds from sale of shares	1,996,157	$20,677,519	2,687,266	$22,032,339
Reinvestments of dividends and distributions	—	—	—	—
Cost of shares repurchased	(1,815,557)	(18,706,919)	(3,202,081)	(25,113,275)

Net increase (decrease) - Premier Shares	180,600	$1,970,600	(514,815)	($3,080,936)

TimesSquare Mid Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	14,727,592	$177,369,474	28,164,620	$279,140,240
Reinvestments of dividends and distributions	—	—	—	—
Cost of shares repurchased	(9,058,341)	(109,223,224)	(10,696,782)	(103,166,213)

Net increase - Institutional Shares	5,669,251	$68,146,250	17,467,838	$175,974,027

Premier Shares:
Proceeds from sale of shares	8,426,006	$102,218,196	26,524,752	$259,901,118
Reinvestments of dividends and distributions	—	—	—	—
Cost of shares repurchased	(7,852,414)	(93,465,430)	(10,756,029)	(105,983,467)

Net increase - Premier Shares	573,592	$8,752,766	15,768,723	$153,917,651

17

Notes to Financial Statements (continued)

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”), who serves pursuant to a Subadvisory Agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2010, the annual investment management fee rates, as a percentage of average daily net assets were as follows: Small Cap - 1.00% and Mid Cap 1.00%. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least May 1 , 2011, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets: Small Cap Institutional Class – 1.05%, Small Cap Premier Class – 1.25%, Mid Cap Institutional Class – 1.19% and Mid Cap Premier Class – 1.39%.

The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause each Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2010, the Funds made no such repayments to the Investment Manager. At June 30, 2010, the cumulative amounts of expense reimbursement by the Investment Manager subject to repayment by Small Cap and Mid Cap were as follows: $467,108 and $0, respectively.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2010, the following Funds lent to other Funds in the Fund family: TimesSquare Small Cap lent varying amounts up to $1,023,296 for 3 days earning interest of $63; TimesSquare Mid Cap lent $1,018,303 for 2 days earning interest of $63. For the same period, the Funds did not borrow from other Funds in the Fund Family. The interest amounts are included in the Statement of Operations as interest income.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2010, for Small Cap were $154,130,786 and $195,207,047 and for Mid Cap were $456,843,845 and $382,327,934, respectively. There were no purchases or sales of U.S. Government obligations for either Fund.

4. Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a

18

Notes to Financial Statements (continued)

fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6. Subsequent Events

On July 1, 2010, paperwork was filed with the appropriate authorities in order to enact a legal entity name change for PNC Global Investment Servicing (U.S.) Inc. to BNY Mellon Investment Servicing (US) Inc., due to the acquisition of the company by The Bank of New York Mellon.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

19

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the TimesSquare Mid Cap Growth Fund and the TimesSquare Small Cap Growth Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for each Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2010 and for the period from the Fund’s inception on March 4, 2005 through March 31, 2010 was below, above, above and above, respectively, the median performance for the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund has outperformed the Fund Benchmark and Peer Group over most longer-term time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to the TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below, above, above and above, respectively, the median performance for the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that the Fund has outperformed the Fund Benchmark and Peer Group over most longer-term time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment

20

Annual Renewal of Investment Advisory Agreements (continued)

Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted management’s discussion of the current asset level of each Fund, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for each Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Funds by the Subadvisor to be a material factor in their considerations at this time.

With respect to the TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 1.19% for Institutional Class shares and 1.39% for Premier Class shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 1.05% for Institutional Class shares and 1.25% for Premier Class shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements (as applicable) for each Fund.

21

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

TimesSquare Capital Management LLC

1177 Avenue of the Americas, 39th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS MID-CAP	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	Chicago Equity Partners, LLC	Chicago Equity Partners, LLC
Schroder Investment Management North America Inc.
ALTERNATIVE FUNDS
REAL ESTATE SECURITIES
ESSEX GROWTH	Urdang Securities Management, Inc.	FQ GLOBAL ALTERNATIVES
ESSEX LARGE CAP GROWTH		FQ GLOBAL ESSENTIALS
ESSEX SMALL/MICRO CAP GROWTH	RENAISSANCE LARGE CAP GROWTH	First Quadrant, L.P.
Essex Investment Management Co., LLC	Renaissance Group LLC
INCOME FUNDS
FQ TAX-MANAGED U.S. EQUITY	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
FQ U.S. EQUITY	PORTFOLIO	FIXED INCOME
First Quadrant, L.P.	Skyline Asset Management, L.P.	GLOBAL BOND
Loomis, Sayles & Co., L.P.
GW&K SMALL CAP EQUITY	FRONTIER SMALL CAP GROWTH
Gannett Welsh & Kotler, LLC	Frontier Capital Management Company, LLC	BOND (MANAGERS PIMCO)
Pacific Investment Management Co. LLC
INSTITUTIONAL MICRO-CAP	SPECIAL EQUITY
MICRO-CAP	Ranger Investment Management, L.P.	CALIFORNIA INTERMEDIATE TAX-FREE
Lord, Abbett & Co. LLC	Lord, Abbett & Co. LLC	Miller Tabak Asset Management LLC
WEDGE Capital Management L.L.P.	Smith Asset Management Group, L.P.
Next Century Growth Investors LLC	Federated MDTA LLC	GW&K MUNICIPAL BOND
RBC Global Asset Management (U.S.) Inc.		GW&K MUNICIPAL ENHANCED YIELD
	SYSTEMATIC VALUE	Gannett Welsh & Kotler, LLC
INTERNATIONAL EQUITY	SYSTEMATIC MID CAP VALUE
AllianceBernstein L.P.	Systematic Financial Management, L.P.	HIGH YIELD
Lazard Asset Management, LLC		J.P. Morgan Investment Management LLC
Martin Currie Inc.	TIMESSQUARE MID CAP GROWTH
	TIMESSQUARE SMALL CAP GROWTH	INTERMEDIATE DURATION GOVERNMENT
	TSCM GROWTH EQUITY	SHORT DURATION GOVERNMENT
	TimesSquare Capital Management, LLC	Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2010

Skyline Special Equities Portfolio

SAR018-0610

Managers AMG

Skyline Special Equities Portfolio

Semi-Annual Report — June 30, 2010 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	6
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	7
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	8
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	9
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	10
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	14

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Expenses Paid During the Period*
Skyline Special Equities Portfolio
Based on Actual Fund Return	1.32%	$1,000	$970	$6.45
Based on Hypothetical 5% Annual Return	1.32%	$1,000	$1,018	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Skyline Special Equities Portfolio Performance

All periods ended June 30, 2010 ( unaudited)

Average Annual Total Returns[1]	Six Months	One Year	Five Years	Ten Years
Skyline Special Equities Portfolio [2,6]	(2.98)%	26.24%	0.53%[7]	7.72%[7]
Russell 2000® Value Index [3,5]	(1.64)%	25.07%	(0.51)%	7.48%
Russell 2000® Index [4,5]	(1.95)%	21.48%	0.37%	3.00%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 2000® Index and Russell 2000® Value Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are the average annual return. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2010. All returns are in U.S. dollars($).

[2]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[3]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to book ratios and lower forecasted growth values.
[4]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index of the 3,000 largest U.S. companies as measured by market capitalization, and is widely regarded in the industry as the premier measure of small-cap stock performance.

[5]	Unlike the Fund, the Russell 2000® Value Index and Russell 2000® Index are unmanaged, are not available for investment, and do not incur expenses.
[6]	Fund for which, from time to time, the advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[7]

Effective after the close of business on December 31, 2007, the Fund was reorganized into the Skyline Special Equities Portfolio, a series of Managers AMG Funds. The returns shown include the performance of the predecessor Fund.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Skyline Special Equities Portfolio

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Skyline Special Equities Portfolio**	Russell 2000® Value Index	Russell 2000® Index
Industrials	25.2%	13.9%	15.4%
Financials	18.9%	38.6%	21.4%
Consumer Discretionary	16.8%	9.7%	13.8%
Information Technology	15.6%	9.4%	17.9%
Health Care	9.0%	5.8%	13.8%
Telecommunication Services	4.2%	0.6%	1.0%
Materials	2.9%	5.2%	4.8%
Energy	2.4%	6.9%	5.4%
Consumer Staples	1.4%	3.4%	3.3%
Utilities	1.4%	6.5%	3.2%
Other Assets and Liabilities	2.2%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Big Lots, Inc.*	2.4%
Syniverse Holdings, Inc.*	2.4
Jos. A. Bank Clothiers, Inc.*	2.4
Reinsurance Group of America, Inc.*	2.2
Hanover Insurance Group, Inc.*	2.1
Signet Jewelers, Ltd.	2.1
Pharmaceutical Product Development, Inc.	1.9
AMERIGROUP Corp.	1.8
Teleflex, Inc.	1.8
Cincinnati Bell, Inc.*	1.8

Top Ten as a Group	20.9%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 97.8%
Consumer Discretionary - 16.8%
ArvinMeritor, Inc.*	235,783		$3,088,757
Ashbury Automotive Group, Inc.*	349,157		3,680,115
Big 5 Sporting Goods Corp.	260,422		3,421,945
Big Lots, Inc.*	164,600		5,282,014
Dress Barn, Inc., The*	134,500		3,202,445
Group 1 Automotive, Inc.*	117,300		2,760,069
Harman International Industries, Inc.*	54,400		1,626,016
Jos. A. Bank Clothiers, Inc.*	94,173		5,084,401
McCormick & Schmick’s Seafood Restaurants, Inc.*	279,100		2,082,086
Modine Manufacturing Co.*	204,200		1,568,256
Signet Jewelers, Ltd.*	167,400		4,603,500
Total Consumer Discretionary			36,399,604

Consumer Staples - 1.4%
B&G Foods, Inc.	282,500		3,045,350

Energy - 2.4%
Bristow Group, Inc.*	68,700		2,019,780
Energy Partners, Ltd.*	138,800		1,694,748
Key Energy Services, Inc.*	157,434		1,445,244
Total Energy			5,159,772

Financials - 18.9%
Aspen Insurance Holdings, Ltd.	153,173		3,789,500
Columbia Banking System, Inc.	153,100		2,795,606
Delphi Financial Group, Inc., Class A	137,529		3,357,083
First Financial Bancorp	243,300		3,637,335
Hanover Insurance Group, Inc.	105,900		4,606,650
MB Financial, Inc.	180,300		3,315,717
Ocwen Financial Corp.*	277,300		2,825,687
Penson Worldwide, Inc.*	362,100		2,042,244
Reinsurance Group of America, Inc.	103,047		4,710,278
Symetra Financial Corp.	291,900		3,502,800
TradeStation Group, Inc.*	324,900		2,193,075
Validus Holdings, Ltd.	94,500		2,307,690
Wilmington Trust Corp.	168,900		1,873,101
Total Financials			40,956,766

Health Care - 9.0%
AMERIGROUP Corp.*	123,100		3,998,288
Chemed Corp.	55,800		3,048,912
Five Star Quality Care, Inc.*	697,421		2,106,211
Pharmaceutical Product Development, Inc.	160,300		4,073,223
Sun Healthcare Group, Inc.*	267,600		2,162,208
Teleflex, Inc.	73,550		3,992,294
Total Health Care			19,381,136

Industrials - 25.2%
Beacon Roofing Supply, Inc.*	84,389		1,520,690
Brady Corp.	93,000		2,317,560
CAI International, Inc.*	213,420		2,539,698
CBIZ, Inc.*	552,400		3,513,264
Columbus McKinnon Corp.*	178,850		2,498,534
CoreLogic, Inc.	141,200		2,493,592
Douglas Dynamics, Inc.*	158,700		1,825,050
Dynamex, Inc.*	125,784		1,534,565
Generac Holdings, Inc.*	173,176		2,426,196
General Cable Corp.	102,221	[2]	2,724,190
GP Strategies Corp.*	170,900		1,240,734
GrafTech International, Ltd.*	219,000		3,201,780
Heidrick & Struggles International, Inc.	125,965		2,874,521
Hexcel Corp.*	213,400		3,309,834
Kennametal, Inc.	111,600		2,837,988
Middleby Corp., The*	69,390		3,690,854
R.R. Donnelley & Sons Co.	167,400		2,740,338
SFN Group, Inc.*	536,100		2,927,106
Textainer Group Holdings, Ltd.	127,400		3,075,436
Triumph Group, Inc.	51,500		3,431,445
United Rentals, Inc.*	191,800		1,787,576
Total Industrials			54,510,951

Information Technology - 15.6%
Anixter International, Inc.*	41,500		1,767,900
Arris Group, Inc.*	231,824		2,362,287
Benchmark Electronics, Inc.*	213,989		3,391,726
Black Box Corp.	87,262		2,433,737
Brocade Communications Systems, Inc.*	296,623		1,530,575
Intermec, Inc.*	174,600		1,789,650
Monotype Imaging Holdings, Inc.*	296,200		2,668,762
NeuStar, Inc., Class A*	120,200		2,478,524
ON Semiconductor Corp.*	495,525		3,161,450

The accompanying notes are an integral part of these financial statements.

4

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 15.6% (continued)
RF Micro Devices, Inc.*	360,600	$1,409,946
Rudolph Technologies, Inc.*	203,200	1,534,160
SYNNEX Corp.*	134,554	3,447,273
TNS, Inc.*	208,900	3,643,216
Virtusa Corp.*	230,901	2,154,306
Total Information Technology		33,773,512

Materials - 2.9%
A. Schulman, Inc.	120,200	2,278,992
Kraton Performance Polymers, Inc.*	207,500	3,898,925
Total Materials		6,177,917

Telecommunication Services - 4.2%
Cincinnati Bell, Inc.*	1,322,534	3,980,827
Syniverse Holdings, Inc.*	249,000	5,092,050
Total Telecommunication Services		9,072,877

Utilities - 1.4%
NV Energy, Inc.	261,900	3,093,039
Total Common Stocks (cost $197,350,157)		211,570,924
Short-Term Investments - 3.0%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	426,826	83,231
BNY Mellon Overnight Government Fund, 0.03% [3]	206,000	206,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	3,676,508	3,676,508
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	2,534,562	2,534,562
Total Short-Term Investments (cost $6,843,896)		6,500,301
Total Investments - 100.8% (cost $204,194,053)		218,071,225
Other Assets, less Liabilities - (0.8%)		(1,761,445)
Net Assets - 100.0%		$216,309,780

Based on the approximate cost of investments of $209,536,774 for Federal income tax purposes at June 30, 2010, the aggregate gross unrealized appreciation and depreciation were $33,037,060 and $24,502,609, respectively, resulting in net unrealized appreciation of investments of $8,534,451.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents its June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2010, amounting to a market value of $607,940, or 0.3% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily. (See Note 6 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

5

Skyline Special Equities Portfolio

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Investments at value (including securities on loan valued at $607,940)*	$218,071,225
Receivable for investments sold	145,925
Receivable for Fund shares sold	580,452
Dividends, interest and other receivables	81,530
Receivable from affiliate	39,135
Prepaid expenses	22,862
Other assets	82,532
Total assets	219,023,661
Liabilities:
Payable for Fund shares repurchased	630,265
Payable upon return of securities loaned	632,826
Payable for investments purchased	1,016,303
Accrued expenses:
Investment management and advisory fees	172,200
Administrative fees	47,833
Trustees deferred compensation	82,532
Other	131,922
Total liabilities	2,713,881
Net Assets	$216,309,780
Shares outstanding	12,522,118
Net asset value, offering and redemption price per share	$17.27
Net Assets Represent:
Paid-in capital	$294,125,820
Undistributed net investment loss	(818,547)
Accumulated net realized loss from investments	(90,874,665)
Net unrealized appreciation of investments	13,877,172
Net Assets	$216,309,780
* Investments at cost	$204,194,053

The accompanying notes are an integral part of these financial statements.

6

Skyline Special Equities Portfolio

Statement of Operations

For the six months ended June 30, 2010 (unaudited)

Investment Income:
Dividend income	$861,094
Interest income	152
Securities lending fees	2,056
Total investment income	863,302
Expenses:
Investment management and advisory fees	1,094,202
Administrative fees	303,945
Transfer agent	345,102
Professional fees	37,136
Custodian	22,164
Reports to shareholders	12,596
Registration fees	11,526
Trustees fees and expenses	10,836
Miscellaneous	6,790
Total expenses before offsets	1,844,297
Expense reimbursements	(239,285)
Fee waivers	(754)
Expense reductions	(176)
Net expenses	1,604,082
Net investment loss	(740,780)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	15,434,512
Net unrealized depreciation of investments	(22,294,780)
Net realized and unrealized loss	(6,860,268)
Net decrease in net assets resulting from operations	($7,601,048)

The accompanying notes are an integral part of these financial statements.

7

Skyline Special Equities Portfolio

Statement of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the year ended December 31, 2009

	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($740,780)	($933,511)
Net realized gain (loss) on investments	15,434,512	(49,869,990)
Net unrealized appreciation (depreciation) of investments	(22,294,780)	132,694,225
Net increase (decrease) in net assets resulting from operations	(7,601,048)	81,890,724

From Capital Share Transactions:
Proceeds from sale of shares [1]	25,279,848	50,532,312
Cost of shares repurchased	(54,176,305)	(65,805,011)
Net decrease from capital share transactions	(28,896,457)	(15,272,699)
Total increase (decrease) in net assets	(36,497,505)	66,618,025

Net Assets:
Beginning of period	252,807,285	186,189,260
End of period	$216,309,780	$252,807,285
End of period undistributed net investment loss	($818,547)	($77,767)

Share Transactions:
Sale of shares	1,311,415	3,399,291
Shares repurchased	(2,991,621)	(5,172,509)
Net decrease in shares	(1,680,206)	(1,773,218)

[1]	For the year ended December 31, 2009, the proceeds from the sale of shares for Skyline Special Equities Portfolio include the receipt of a market timing settlement of $58,112.

The accompanying notes are an integral part of these financial statements.

8

Skyline Special Equities Portfolio

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2010	For the year ended December 31,
	(unaudited)	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.80	$11.65	$19.54	$25.99	$25.43	$28.64
Income from Investment Operations:
Net investment loss	(0.06)	(0.06)[4]	(0.03)[4]	(0.00)[2]	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.47)	6.21 [4]	(7.82)[4]	(2.57)	4.86	3.32
Total from investment operations	(0.53)	6.15	(7.85)	(2.57)	4.77	3.21

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(0.04)	(3.88)	(4.21)	(6.42)

Net Asset Value, End of Period	$17.27	$17.80	$11.65	$19.54	$25.99	$25.43
Total Return [1]	(2.98)%[5]	52.79%	(40.15)%	(9.91)%	18.71%	10.89%
Ratio of net expenses to average net assets	1.32%[6]	1.32%	1.32%	1.37%	1.44%	1.47%
Ratio of net investment loss to average net assets [1]	(0.61)%[6]	(0.47)%	(0.16)%	(0.02)%	(0.33)%	(0.39)%
Portfolio turnover	30%[5]	61%	47%	52%	68%	51%
Net assets at end of period (000’s omitted)	$216,310	$252,807	$186,189	$428,691	$566,023	$518,975

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.52%[6]	1.53%	1.54%	1.47%	1.47%	1.47%
Ratio of net investment loss to average net assets	(0.81)%[6]	(0.68)%	(0.38)%	(0.12)%	(0.36)%	(0.39)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.) Expense reductions began in 2006.
[2]	Rounds to less than $0.01 per share.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	Per share numbers have been calculated using average shares.
[5]	Not Annualized.
[6]	Annualized.

9

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Skyline Special Equities Portfolio (the “Fund”).

At the close of business on December 31, 2007, the Fund acquired the assets of Skyline Special Equities Portfolio, a series of Skyline Funds (the “Predecessor Fund”). The Predecessor Fund was the accounting and performance survivor of this transaction.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time the Fund’s NAV is calculated.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

Notes to Financial Statements (continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of June 30, 2010, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks [1]	$211,570,924	—	—	$211,570,924
Short-Term Investments	6,417,070	$83,231	—	6,500,301

Total Investments in Securities	$217,987,994	$83,231	—	$218,071,225

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

b. Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”) the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended June 30, 2010, the custodian expense was not reduced.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2010, the transfer agent expense was reduced by $176.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2010, the Fund had no overdraft fees.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund may have made in the JPMorgan Liquid Assets Portfolio – Capital Shares. For the six months ended June 30, 2010, the management fee was reduced by $754.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

11

Notes to Financial Statements (continued)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers

As of June 30, 2010, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Capital Loss Carryover	Amount	Expires December 31,
	$30,467,620	2016
	68,569,506	2017

Total	$99,037,126

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2010, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three collectively own 53%. Transactions by these shareholders may have a material impact on the Fund.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by Skyline Asset Management, L.P. (“Skyline”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Skyline. AMG indirectly owned a majority interest in Skyline up until December 31, 2008, when the management team at Skyline reacquired AMG’s interest in Skyline. Effective January 1, 2009, Skyline is 100% owned by management at Skyline.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2010, the annual investment management fee rate, as a percentage of average daily net assets was 0.90%. The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisors, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum.

The Investment Manager has contractually agreed, through at least May 1, 2011, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) of the Fund exceed 1.32% of the Fund’s average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated expense limitation percentage of the Fund’s average daily net assets. For the six months ended June 30, 2010, the Fund made no such repayments to the Investment Manager. At June 30, 2010, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by the Fund equaled $1,313,693.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements rep-resents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to December 31, 2007, the Predecessor Fund provided a deferred compensation plan for its Trustees who are not officers, limited partners or shareholders of limited partners of the Advisor. Under the deferred compensation plan, Trustees could elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, represented an unfunded obligation of the Fund, and to the extent permitted by the Investment Company Act of 1940, as amended, may be invested in the common shares of the Fund, as selected by the Trustees. These shares were held by

12

Notes to Financial Statements (continued)

the Advisor on behalf of the Fund, the value of which is reflected in “Other assets” on the Statement of Assets and Liabilities at June 30, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the Fund’s net asset value. At June 30, 2010, the unrealized depreciation on these shares amounted to $8,556.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/ or Directors of the Investment Manager, AMG and/or MDI.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2010, the Fund lent varying amounts up to $750,212 for 7 days earning interest of $151 to other Funds in the Fund Family. The interest amount can be found in the Statement of Operations as interest income. During the same period, the Fund did not borrow from other Funds in the Fund Family.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2010, were $69,458,022 and $93,519,590, respectively. The Fund had no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

4. Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of this position is not material to the Fund. The Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investments is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

On July 1, 2010, paperwork was filed with the appropriate authorities in order to enact a legal entity name change for PNC Global Investment Servicing (U.S.) Inc. to BNY Mellon Investment Servicing (US) Inc., due to the acquisition of the company by The Bank of New York Mellon.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

13

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Skyline Special Equities Portfolio (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Value Index, for each period. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund has outperformed the Fund Benchmark and exceeded the median of the Peer Group for all relevant periods. The Board also noted that the Fund’s more recent performance has helped to bring longer term results above the Fund Benchmark and the Peer Group median. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the

14

Annual Renewal of Investment Advisory Agreements (continued)

fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s annual operating expenses to 1.32%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the Fund managed by the Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and the Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) the Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund’s Subadvisor.

15

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS MID-CAP	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	Chicago Equity Partners, LLC	Chicago Equity Partners, LLC
Schroder Investment Management North America Inc.
	REAL ESTATE SECURITIES	ALTERNATIVE FUNDS
Urdang Securities Management, Inc.
ESSEX GROWTH		FQ GLOBAL ALTERNATIVES
ESSEX LARGE CAP GROWTH	RENAISSANCE LARGE CAP GROWTH	FQ GLOBAL ESSENTIALS
ESSEX SMALL/MICRO CAP GROWTH	Renaissance Group LLC	First Quadrant, L.P.
Essex Investment Management Co., LLC
	SKYLINE SPECIAL EQUITIES	INCOME FUNDS
FQ TAX-MANAGED U.S. EQUITY	PORTFOLIO	BOND (MANAGERS)
FQ U.S. EQUITY	Skyline Asset Management, L.P.	FIXED INCOME
First Quadrant, L.P.		GLOBAL BOND
	FRONTIER SMALL CAP GROWTH	Loomis, Sayles & Co., L.P.
GW&K SMALL CAP EQUITY	Frontier Capital Management Company, LLC
Gannett Welsh & Kotler, LLC
	SPECIAL EQUITY	BOND (MANAGERS PIMCO)
INSTITUTIONAL MICRO-CAP	Ranger Investment Management, L.P.	Pacific Investment Management Co. LLC
MICRO-CAP	Lord, Abbett & Co. LLC
Lord, Abbett & Co. LLC	Smith Asset Management Group, L.P.	CALIFORNIA INTERMEDIATE TAX-FREE
WEDGE Capital Management L.L.P.	Federated MDTA LLC	Miller Tabak Asset Management LLC
Next Century Growth Investors LLC
RBC Global Asset Management (U.S.) Inc.	SYSTEMATIC VALUE	GW&K MUNICIPAL BOND
	SYSTEMATIC MID CAP VALUE	GW&K MUNICIPAL ENHANCED YIELD
	Systematic Financial Management, L.P.	Gannett Welsh & Kotler, LLC
INTERNATIONAL EQUITY
AllianceBernstein L.P.		HIGH YIELD
Lazard Asset Management, LLC	TIMESSQUARE MID CAP GROWTH	J.P. Morgan Investment Management LLC
Martin Currie Inc.	TIMESSQUARE SMALL CAP GROWTH
	TSCM GROWTH EQUITY	INTERMEDIATE DURATION GOVERNMENT
	TimesSquare Capital Management, LLC	SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2010

GW&K Small Cap Equity Fund

GW&K Municipal Enhanced Yield Fund

GW&K Municipal Bond Fund

SAR019-0610

Managers AMG Funds

Semi-Annual Report—June 30, 2010 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1
FUNDS’ PERFORMANCE	2
FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
GW&K Small Cap Equity Fund	4
GW&K Municipal Enhanced Yield Fund	7
GW&K Municipal Bond Fund	12
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	16
FINANCIAL STATEMENTS
Statements of Assets and Liabilities	17
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts
Statements of Operations	18
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period
Statements of Changes in Net Assets	19
Detail of changes in Fund assets for the past two periods
FINANCIAL HIGHLIGHTS	20
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets
NOTES TO FINANCIAL STATEMENTS	26
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks
ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	32

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During the Period*
GW&K Small Cap Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.40%	$1,000	$982	$6.88
Hypothetical (5% return before expenses)	1.40%	$1,000	$1,018	$7.00
Service Class Shares
Based on Actual Fund Return	1.20%	$1,000	$983	$5.90
Hypothetical (5% return before expenses)	1.20%	$1,000	$1,019	$6.01
Institutional Class Shares
Based on Actual Fund Return	0.95%	$1,000	$983	$4.67
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.76
GW&K Municipal Enhanced Yield Fund
Investor Class Shares
Based on Actual Fund Return	1.17%	$1,000	$1,054	$5.96
Hypothetical (5% return before expenses)	1.17%	$1,000	$1,019	$5.86
Service Class Shares
Based on Actual Fund Return	0.91%	$1,000	$1,056	$4.64
Hypothetical (5% return before expenses)	0.91%	$1,000	$1,020	$4.56
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,055	$4.03
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96
GW&K Municipal Bond Fund
Investor Class Shares
Based on Actual Fund Return	0.67%	$1,000	$1,035	$3.38
Hypothetical (5% return before expenses)	0.67%	$1,000	$1,021	$3.36
Service Class Shares
Based on Actual Fund Return	0.54%	$1,000	$1,035	$2.72
Hypothetical (5% return before expenses)	0.54%	$1,000	$1,022	$2.71
Institutional Class Shares
Based on Actual Fund Return	0.34%	$1,000	$1,036	$1.72
Hypothetical (5% return before expenses)	0.34%	$1,000	$1,023	$1.71

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Funds’ Performance

All periods ended June 30, 2010 (unaudited)

The table below shows the average annual total returns through June 30, 2010, as well as each Fund’s relative index for the same time period.

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
GW&K Small Cap Equity Fund[2,3,4]
Investor	(1.83)%	19.13%	(0.88)%	(1.63)%	4.72%	12/10/96
Service	(1.75)%	—	—	—	11.48%	7/27/09
Institutional	(1.67)%	—	—	—	11.66%	7/27/09
Russell 2000® Index[5]	(1.95)%	21.48%	0.37%	3.00%	5.29%
Russell 3000® Index (former benchmark)[5]	(6.05)%	15.72%	(0.48)%	(0.92)%	4.48%
GW&K Municipal Enhanced Yield Fund[2,6,7,8]
Investor	5.43%	—	—	—	15.45%	7/27/09
Service	5.59%	—	—	—	15.74%	7/27/09
Institutional	5.52%	17.52%	—	—	2.47%	12/30/05
Barclays Capital U.S. Municipal Bond BAA Index[9]	5.28%	15.34%	—	—	2.00%
Barclays Capital U.S. Municipal Bond Index (former benchmark)[10]	3.32%	9.61%	—	—	4.76%
GW&K Municipal Bond Fund[2,7,8]
Investor	3.54%	8.49%	—	—	8.49%	6/30/09
Service	3.48%	8.54%	—	—	8.54%	6/30/09
Institutional	3.57%	9.17%	—	—	9.17%	6/30/09
Barclays Capital 10-Year Municipal Bond Index[11]	4.12%	9.58%	—	—	9.58%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2010. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The performance information shown, as represented by the performance of the Fund’s Investor Class shares (formerly Class A shares), includes that of the predecessor Fund, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. which was reorganized into the GW&K Multi-Cap Equity Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

Funds’ Performance

All periods ended June 30, 2010 (continued)

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

In connection with the Fund’s change from a multi-cap to a small-cap investment strategy, the Fund changed its benchmark from the Russell 3000® Index to the Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Unlike the Fund, the Russell 2000® Index and the Russell 3000® Index are unmanaged, are not available for investment, and do not incur expenses. The Russell 2000® Index and the Russell 3000® Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

[6]

The performance shown includes that of the predecessor Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Municipal Enhanced Yield Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[7]

Issuers of bonds may not be able to meet interest or principal payments when the bonds come due. High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]

The Barclays Capital U.S. Municipal Bond BAA Index is a subset of the Barclays Capital U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Barclays Capital U.S. Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Barclays Capital U.S. Municipal Bond BAA Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

Prior to July 27, 2009, the former benchmark was the Barclays Capital U.S. Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index). The index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB- or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. Unlike the Fund, the Barclays Capital U.S. Municipal Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[11]

The Barclays Capital 10-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with a minimum credit rating of Baa by Moody’s. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

GW&K Small Cap Equity Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	GW&K Small Cap Equity Fund**	Russell 2000® Index
Information Technology	18.5%	17.9%
Financials	18.2%	21.4%
Consumer Discretionary	17.1%	13.8%
Industrials	15.8%	15.4%
Health Care	11.2%	13.8%
Energy	5.4%	5.4%
Materials	4.8%	4.8%
Other Investment Companies	2.9%	0.0%
Utilities	2.5%	3.2%
Consumer Staples	2.5%	3.3%
Telecommunication Services	0.0%	1.0%
Other Assets and Liabilities	1.1%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
HMS Holdings Corp.*	2.9%
Tractor Supply Co.	2.6
Cleco Corp*	2.5
Hittite Microwave Corp.*	2.5
Whiting Petroleum Corp.*	2.4
Mid-America Apartment Communities, Inc.	2.2
Lululemon Athletica, Inc.	2.1
Tupperware Brands Corp.*	2.1
Riverbed Technology, Inc.	2.1
Blackbaud, Inc.*	2.0

Top Ten as a Group	23.4%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares	Value
Common Stocks - 96.0%
Consumer Discretionary - 17.1%
Capella Education Co.*	5,000	$406,750
Hibbett Sports, Inc.*	16,900	404,924
Life Time Fitness, Inc.*	13,600	432,344
Lululemon Athletica, Inc.*	15,000	558,300
Matthews International Corp.	9,100	266,448
Monro Muffler Brake, Inc.	13,700	541,561
Morningstar, Inc.*	6,200	263,624
Peet’s Coffee & Tea, Inc.*	5,850	229,730
Ryland Group, Inc., The	13,000	205,660
Tractor Supply Co.	11,100	676,767
Tupperware Brands Corp.	14,000	557,900
Total Consumer Discretionary		4,544,008
Consumer Staples - 2.5%
Ruddick Corp.	12,050	373,430
WD-40 Co.	8,400	280,560
Total Consumer Staples		653,990
Energy - 5.4%
Dril-Quip, Inc.*	10,400	457,808
Tesco Corp.*	27,000	331,560
Whiting Petroleum Corp.*	8,250	646,965
Total Energy		1,436,333
Financials - 18.2%
American Campus Communities, Inc.	15,700	428,453
Cohen & Steers, Inc.	10,500	217,770
Duff & Phelps Corp., Class A	14,600	184,398
Glacier Bancorp, Inc.	20,500	300,735
Iberia Bank Corp.	7,700	396,396
Mid-America Apartment Communities, Inc.	11,300	581,611
Portfolio Recovery Associates, Inc.*	6,250	417,375
PrivateBancorp, Inc.	16,900	187,252
ProAssurance Corp.*	9,000	510,840
Signature Bank*	13,500	513,135
SVB Financial Group*	9,600	395,808
Umpqua Holdings Corp.	27,900	320,292
Waddell & Reed Financial, Inc.	17,500	382,900
Total Financials		4,836,965
Health Care - 11.2%
Charles River Laboratories International, Inc.*	9,700	$331,837
HMS Holdings Corp.*	14,000	759,079
ICU Medical, Inc.*	10,550	339,394
Landauer, Inc.	5,800	353,104
Meridian Bioscience, Inc.	16,100	273,700
United Therapeutics Corp.*	10,100	492,981
West Pharmaceutical Services, Inc.	12,000	437,880
Total Health Care		2,987,975
Industrials - 15.8%
American Ecology Corp.	15,500	225,835
Ameron International Corp.	5,550	334,832
CLARCOR, Inc.	10,600	376,512
Healthcare Services Group, Inc.	16,200	306,990
Heartland Express, Inc.	26,600	386,232
Middleby Corp., The*	9,400	499,986
Nordson Corp.	6,150	344,892
Ritchie Bros. Auctioneers, Inc.	24,900	453,678
Toro Co., The	8,500	417,520
II-VI, Inc.*	13,800	408,894
Universal Forest Products, Inc.	14,400	436,464
Total Industrials		4,191,835
Information Technology - 18.5%
ANSYS, Inc.*	12,100	490,897
Blackbaud, Inc.	25,000	544,250
Blackboard, Inc.*	6,850	255,710
Cognex Corp.	22,500	395,550
Cohu, Inc.	23,200	281,416
Epicor Software Corp.*	25,100	200,549
Harmonic, Inc.*	53,000	288,320
Hittite Microwave Corp.*	14,700	657,678
Power Integrations, Inc.	8,700	280,096
PROS Holdings, Inc.*	20,500	133,250
Riverbed Technology, Inc.*	20,000	552,400
Rofin-Sinar Technologies, Inc.*	15,300	318,546
Solera Holdings, Inc.	9,000	325,800
Sourcefire, Inc.*	10,700	203,300
Total Information Technology		4,927,762

The accompanying notes are an integral part of these financial statements.

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.8%
Compass Minerals International, Inc.	5,900	$414,652
Schnitzer Steel Industries, Inc.	8,600	337,120
Silgan Holdings, Inc.	18,000	510,840
Total Materials		1,262,612
Utilities - 2.5%
Cleco Corp	25,000	660,250
Total Common Stocks (cost $23,417,586)		25,501,730
Other Investment Companies - 2.9%
Clearbridge Energy MLP Fund, Inc.*	10,800	220,860
Kayne Anderson MLP Investment Co.	11,600	303,572
Tortoise Energy Infrastructure Corp.	8,000	258,720
Total Other Investment Companies (cost $681,567)		783,152
Short-Term Investments - 1.2% [1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%, (cost $303,752)	303,752	303,752
Total Investments - 100.1% (cost $24,402,905)		26,588,634
Other Assets, less Liabilities - (0.1)%		(17,935)
Net Assets - 100.0%		$26,570,699

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Fund Snapshots

June 30, 2010 (unaudited)

State Breakdown

State	Percentage of Net Assets
California	14.9%
Texas	10.0%
Puerto Rico	6.7%
Massachusetts	6.1%
Michigan	5.3%
Louisiana	4.2%
Pennsylvania	3.4%
Tennessee	3.3%
Kentucky	3.3%
Washington	3.2%
New Jersey	3.2%
Georgia	3.0%
Florida	2.8%
Hawaii	2.8%
New York	2.4%
Indiana	2.3%
Iowa	2.3%
Arizona	1.8%

State	Percentage of Net Assets
Ohio	1.7%
Colorado	1.7%
Delaware	1.5%
Guam	1.5%
New Mexico	1.5%
Nevada	1.5%
West Virginia	1.5%
District of Columbia	1.2%
Virgin Islands	1.1%
North Carolina	1.0%
Oregon	0.7%
Vermont	0.7%
Illinois	0.6%
New Hampshire	0.4%
Virginia	0.3%
Connecticut	0.2%
Short-Term Investments	5.5%
Other Assets and Liabilities	(3.6)%

100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 06/30/40	3.0%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	2.3
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	2.3
Iowa Higher Education Loan Authority Private College Facility Revenue, Upper Iowa University Project, 6.000%, 09/01/39	2.3
Miami-Dade County Aviation Revenue, Series 2010 A, 5.375%, 10/01/35	2.2
California State Various Purpose General Obligation, 5.500%, 11/01/39	2.1
Puerto Rico Highways and Transportation Authority Revenue, Series AA, 5.300%, 07/01/35	2.1
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	2.0
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	1.9
New Jersey Health Care Facilities Financing Authority State Contract, Hospital Asset Transformation Program, Series 2008 A, 5.250%, 10/01/38	1.8

Top Ten as a Group	22.0%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

June 30, 2010 (unauditied)

Security Description	Principal Amount	Value
Municipal Bonds - 98.1%
Arizona - 1.8%
Pima County Industrial Development Authority Revenue, Tucson Electric Power Company Project, Series 2008 B, 5.750%, 09/01/29	$250,000	$255,550
University Medical Center Corporation Hospital Revenue, Series 2009 A, 6.500%, 07/01/39	325,000	351,627
Total Arizona		607,177
California - 14.9%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series 2009 A, 6.000%, 07/01/39	150,000	158,637
California Health Facilities Finance Authority Revenue, St. Joseph Health System, Series 2009 A, 5.750%, 07/01/39	250,000	261,230
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	500,000	463,440
California State General Obligation, 5.000%, 10/01/29	250,000	249,092
California State General Obligation, 6.500%, 04/01/33	150,000	168,464
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	115,642
California State Public Works Board Revenue, Various Capital Projects, Series 2009 G-1, 5.750%, 10/01/30	200,000	202,986
California State University Revenue, Series 2009 A, 5.250%, 11/01/34	250,000	256,728
California State Various Purpose General Obligation, 5.500%, 11/01/39	685,000	694,919
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	496,555
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series 2007 A-1, 5.750%, 06/01/47	650,000	464,061
Sacramento County, CA Public Facilities Financing Corporation COP, 5.750%, 02/01/30	500,000	501,070
San Diego, CA Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	480,000	470,074
San Francisco, CA City & County Redevelopment Financing Authority Revenue, Series 2009 C, 6.500%, 08/01/39	450,000	482,108
Total California		4,985,006
Colorado - 1.7%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	515,000	567,896
Connecticut - 0.2%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	65,000	64,995
Delaware - 1.5%
Delaware Economic Development Authority Fas Facilities Revenue, Delmarva Power & Light Co. Project, Series 2010, 5.400%, 02/01/31	500,000	513,265
District of Columbia - 1.2%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/20 (FGIC Insured)	400,000	412,128
Florida - 2.8%
Miami-Dade County Aviation Revenue, Series 2010 A, 5.375%, 10/01/35	725,000	738,948
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	44,813
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	141,639
Total Florida		925,400
Georgia - 3.0%
DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Inc. Project, 6.125%, 09/01/40	500,000	496,955
Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System, Inc. Project, Series 2010 A, 5.375%, 02/15/40	500,000	483,800
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,000
Total Georgia		990,755

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Guam - 1.5%
Guam Power Authority Revenue, Series 2010 A, 5.500%, 10/01/40	$500,000	$491,275
Hawaii - 2.8%
Hawaii Pacific Health Obligated Group Special Purpose Revenue, Series 2010 A, 5.500%, 07/01/40	500,000	492,055
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Company, Inc., 6.500%, 07/01/39	415,000	453,554
Total Hawaii		945,609
Illinois - 0.6%
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	215,000	187,704
Indiana - 2.3%
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	750,000	767,370
Iowa - 2.3%
Iowa Higher Education Loan Authority Private College Facility Revenue, Upper Iowa University Project, 6.000%, 09/01/39	750,000	753,891
Kentucky - 3.3%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	645,000	664,318
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	400,000	431,676
Total Kentucky		1,095,994
Louisiana - 4.2%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	500,000	494,715
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Projects, Series 2009 A, 6.500%, 08/01/29	250,000	255,540
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	670,000	643,984
Total Louisiana		1,394,239
Massachusetts - 6.1%
Massachusetts Educational Financing Authority Education Loan Revenue, Series 2010 A, 5.250%, 01/01/28	500,000	505,955
Massachusetts State Development Finance Agency Revenue, Wheelock College, Series 2007 C, 5.250%, 10/01/37	250,000	239,168
Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup Inc., Series 2008 E-2, 5.375%, 07/01/25	350,000	363,216
Massachusetts State Health & Educational Facilities Authority Revenue, Milford Regulation Medical, Series 2007 E, 5.000%, 07/15/32	300,000	256,419
Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	400,000	407,296
Massachusetts State Health & Educational Facilities Authority Revenue, UMass Memorial, Series 2005 D, 5.000%, 07/01/33	270,000	250,511
Total Massachusetts		2,022,565
Michigan - 5.3%
Detroit Distributable State Aid General Obligation, Limited Tax, Series 2010, 5.250%, 11/01/35	500,000	495,120
Detroit Water Supply System Revenue, Second Lien, Series 2006 B, 7.000%, 07/01/36 (AGM Insured)	300,000	343,470
Michigan State Building Authority Revenue, Facilities Program, Series 2009 H, 5.125%, 10/15/33	400,000	400,700
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, 5.750%, 11/15/39	550,000	542,284
Total Michigan		1,781,574
Nevada - 1.5%
Clark County Nevada Passenger Facility Charge Revenue, McCarran International Airport, Series 2010 A, 5.125%, 07/01/34	500,000	502,420

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
New Hampshire - 0.4%
New Hampshire Health & Education Facilities Authority Revenue, Dartmouth-Hitchcock Obligated Group Issue, Series 2009, 6.000%, 08/01/38	$130,000	$138,697
New Jersey - 3.2%
New Jersey Health Care Facilities Financing Authority State Contract, Hospital Asset Transformation Program, Series 2008 A, 5.250%, 10/01/38	600,000	615,678
New Jersey State Educational Facilities Authority Revenue, University Medical & Dentistry, Series 2009 B, 7.500%, 12/01/32	250,000	288,425
Tobacco Settlement Financing Corp., Series 2007 1A, 6.000%, 06/01/41	250,000	163,928
Total New Jersey		1,068,031
New Mexico - 1.5%
Farmington, NM Pollution Control Revenue, Public Service Company of New Mexico San Juan Project, Series 2010 C, 5.900%, 06/01/40	500,000	501,080
New York - 2.4%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	760,000	783,803
North Carolina - 1.0%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Company Projects, Series 2009 A, 6.250%, 11/01/33	200,000	211,252
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	127,722
Total North Carolina		338,974
Ohio - 1.7%
Buckeye Tobacco Settlement Finance Authority, Series 2007 A-2, 6.500%, 06/01/47	200,000	157,832
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corporation Project, Series 2009 E, 5.625%, 10/01/19	400,000	423,132
Total Ohio		580,964
Oregon - 0.7%
Multnomah County Hospital Facilities Authority Revenue, Adventist Health System, Series 2009 A, 5.125%, 09/01/40	225,000	227,360
Pennsylvania - 3.4%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	250,000	254,560
Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	400,000	447,056
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	400,000	421,456
Total Pennsylvania		1,123,072
Puerto Rico - 6.7%
Puerto Rico Electric Power Authority Power Revenue, Series 2005 RR, 5.000%, 07/01/24 (FGIC Insured)	110,000	112,728
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.250%, 07/01/40	350,000	347,382
Puerto Rico Highways and Transportation Authority Revenue, Series AA, 5.300%, 07/01/35	695,000	691,184
Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2009 Q, 5.625%, 07/01/39 (CIFG Insured)	200,000	199,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01/42	350,000	371,847
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2010 A, 5.375%, 08/01/39	510,000	510,923
Total Puerto Rico		2,233,352
Tennessee - 3.3%
Johnson City Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	275,000	311,325

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Tennessee - 3.3% (continued)
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	$305,000	$301,294
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	250,000	244,518
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/18	250,000	253,125
Total Tennessee		1,110,262
Texas - 10.0%
Central Texas Regional Mobility Authority Senior Lien Revenue, 5.750%, 01/01/25	100,000	103,020
Gulf Coast Waste Disposal Authority, International Paper Company Project, Series 2002 A, 6.100%, 08/01/24	250,000	251,092
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	225,000	225,988
Matagorda County Navigation District No. 1 Pollution Control Revenue, Central Power & Light Company Project, 6.300%, 11/01/29	300,000	329,505
North Texas Tollway Authority System Revenue, Series 2009 A, 6.250%, 01/01/39	500,000	543,150
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series 2006 A, 5.250%, 12/15/23	390,000	378,284
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 06/30/40	1,000,000	1,009,619
Texas State Public Finance Authority Charter School Finance Corp. Education Revenue, Series 2010 A, 6.200%, 02/15/40	500,000	504,675
Total Texas		3,345,333
Vermont - 0.7%
Vermont Educational & Health Buildings Finance Agency Revenue, Fletcher Allen Hospital, Series 2007 A, 4.750%, 12/01/36	275,000	236,536
Virgin Islands - 1.1%
Virgin Islands Public Finance Authority Revenue, Senior Lien/Capital Projects/Tax Exempt, Series 2009 A-1, 5.000%, 10/01/39	100,000	97,003
Virgin Islands Public Finance Authority Revenue, Series 2009 A, Diageo Project, 6.750%, 10/01/37	250,000	272,935
Total Virgin Islands		369,938
Virginia - 0.3%
Washington County Industrial Development Authority Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	100,000	114,074
Washington - 3.2%
Tobacco Settlement Authority Washington Tobacco Settlement Revenue, Asset Backed, Series 2002, 6.625%, 06/01/32	40,000	40,044
Washington Health Care Facilities Authority Revenue, Central Washington Health Services Association, Series 2009, 7.000%, 07/01/39	500,000	537,570
Washington Health Care Facilities Authority Revenue, Overlake Hospital Medical Center, 5.700%, 07/01/38	500,000	505,305
Total Washington		1,082,919
West Virginia - 1.5%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38	500,000	500,960
Total Municipal Bonds (cost $31,899,690)		32,764,618
Short-Term Investments - 5.5%[1]	Shares
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.11%, (cost $1,845,633)	1,845,633	1,845,633
Total Investments - 103.6% (cost $33,745,323)[2]		34,610,251
Other Assets, less Liabilities - (3.6)%		(1,200,154)
Net Assets - 100.0%		$33,410,097

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Bond Fund

Fund Snapshots

June 30, 2010 (unaudited)

State Breakdown

State	Percentage of Net Assets
California	15.2%
New York	10.7%
Texas	7.5%
Pennsylvania	6.7%
Arizona	5.4%
Massachusetts	4.8%
Georgia	3.4%
Illinois	3.3%
Washington	3.1%
Florida	2.8%
Vermont	2.7%
Iowa	2.7%
Maine	2.7%
Michigan	2.7%

State	Percentage of Net Assets
Kentucky	2.7%
New Jersey	2.7%
Kansas	2.5%
Connecticut	2.4%
Ohio	2.4%
Puerto Rico	2.2%
Delaware	2.0%
Tennessee	1.7%
North Carolina	1.6%
Colorado	1.3%
Virginia	1.3%
New Mexico	1.1%
Short-Term Investments	1.2%
Other Assets and Liabilities	1.2%

100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Gwinnett County School District General Obligation, 5.000%, 02/01/16	3.4%
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	3.4
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21*	3.2
Arizona Water Infrastructure Finance Authority Revenue, Series 2009 A, 5.000%, 10/01/18*	2.8
California Educational Facilities Authority Revenue, University of Southern California, Series 2009 C, 5.250%, 10/01/24*	2.8
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21*	2.7
Iowa State Jobs Program Special Obligation, Series 2009 A, 5.000%, 06/01/17*	2.7
New York State Urban Development Corp. Revenue, Series 2008 D, 5.250%, 01/01/17*	2.7
Michigan Municipal Bond Authority Revenue, Series 2007, 5.000%, 10/01/19*	2.7
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22*	2.7

Top Ten as a Group	29.1%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (unauditied)

Security Description	Principal Amount	Value
Municipal Bonds - 97.6%
Arizona - 5.4%
Arizona Water Infrastructure Finance Authority Revenue, Series 2009 A, 5.000%, 10/01/18	$400,000	$470,748
Maricopa County Industrial Development Authority Health Facility Revenue, Catholic Healthcare West, Series 2007 A, 5.000%, 07/01/17	100,000	106,105
Pima County Sewer System Revenue, Series 2010, 5.000%, 07/01/22 (AGM Insured)	300,000	327,597
Total Arizona		904,450
California - 15.2%
Bay Area Toll Authority Revenue, Series 2006 F, 5.000%, 04/01/20	195,000	214,432
California Educational Facilities Authority Revenue, University of Southern California, Series 2009 C, 5.250%, 10/01/24	400,000	470,544
California State Department of Water Resources Revenue, 5.000%, 12/01/20 (AGM Insured)	25,000	27,696
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	400,000	442,344
California State General Obligation, 5.500%, 04/01/18	115,000	130,296
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)	200,000	203,496
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	257,835
California State Public Works Board Revenue, Various California State University Projects, Series 2010 B-1, 5.250%, 03/01/24	250,000	254,530
California State Public Works Board, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)	95,000	106,279
San Francisco, CA City & County Airport Commission Revenue, International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)	300,000	338,247
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	100,000	112,394
Total California		2,558,093
Colorado - 1.3%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	200,000	209,856
Connecticut - 2.4%
Connecticut State General Revenue, Series 2009 C, 5.000%, 10/01/16	350,000	409,696
Delaware - 2.0%
Delaware Transportation Authority Grant Anticipation, 5.000%, 09/01/22	300,000	340,356
Florida - 2.8%
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18	100,000	104,775
Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	350,000	369,022
Total Florida		473,797
Georgia - 3.4%
Gwinnett County School District General Obligation, 5.000%, 02/01/16	500,000	578,680
Illinois - 3.3%
Chicago, IL Public Building Commission Building Revenue, Series 1999 B, 5.250%, 12/01/18 (FGIC Insured)	250,000	280,830
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	250,000	270,195
Total Illinois		551,025

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Iowa - 2.7%
Iowa State Jobs Program Special Obligation, Series 2009 A, 5.000%, 06/01/17	$400,000	$458,932
Kansas - 2.5%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)	400,000	425,640
Kentucky - 2.7%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	400,000	450,576
Maine - 2.7%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	400,000	449,292
Massachusetts - 4.8%
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, Series 2010 A, 5.500%, 01/01/22	250,000	266,742
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	470,000	537,323
Total Massachusetts		804,065
Michigan - 2.7%
Michigan Municipal Bond Authority Revenue, Series 2007, 5.000%, 10/01/19	400,000	455,296
New Jersey - 2.7%
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	400,000	445,340
New Mexico - 1.1%
New Mexico State Capital Projects General Obligation, 5.000%, 03/01/18	150,000	176,424
New York - 10.7%
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	500,000	569,560
New York State Thruway Authority, Second General Highway & Bridge Trust, Series 2008 B, 5.000%, 04/01/22	400,000	442,892
New York State Urban Development Corp. Revenue, Series 2008 D, 5.250%, 01/01/17	400,000	455,720
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	300,000	336,360
Total New York		1,804,532
North Carolina - 1.6%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	250,000	274,248
Ohio - 2.4%
Ohio State Facilities, Series 2009 B, 5.000%, 10/01/17	350,000	398,629
Pennsylvania - 6.7%
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	300,000	344,715
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	325,752
Philadelphia, PA Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)	400,000	449,836
Total Pennsylvania		1,120,303
Puerto Rico - 2.2%
Puerto Rico Electric Power Authority Revenue, Series ZZ, 5.250%, 07/01/22	350,000	372,376
Tennessee - 1.7%
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/21	285,000	285,217
Texas - 7.5%
Dallas/Fort Worth, TX International Airport Facilities Improvement Joint Revenue, Series 2009 A, 5.000%, 11/01/22	350,000	370,156

The accompanying notes are an integral part of these financial statements.

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Texas - 7.5% (continued)
Texas Water Development Board Revenue, Series 2007 B, 5.000%, 07/15/17	$400,000	$442,100
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	400,000	451,144
Total Texas		1,263,400
Vermont - 2.7%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	459,456
Virginia - 1.3%
Virginia State Public Building Authority Revenue, Series 2009 B, 5.000%, 08/01/25	200,000	223,136
Washington - 3.1%
Seattle, WA Municipal Light and Power Improvement and Refunding Revenue, Series 2010 B, 5.000%, 02/01/21	200,000	228,406
Washington Health Care Facilities Authority Revenue, Series 2009, 6.750%, 07/01/29	250,000	268,075
Washington State General Obligation, Series 2008 C, 5.000%, 01/01/27	20,000	21,524
Total Washington		518,005
Total Municipal Bonds (cost $15,849,541)		16,410,820
Short-Term Investments - 1.2%[1]	Shares
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.11%, (cost $200,198)	200,198	200,198
Total Investments - 98.8% (cost $16,049,739)[2]		16,611,018
Other Assets, less Liabilities - 1.2%		198,136
Net Assets - 100.0%		$16,809,154

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2010, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
GW&K Small Cap Equity Fund	$24,393,115	$3,610,732	($1,415,213)	$2,195,519
GW&K Municipal Enchanced Yield Fund	33,745,323	1,144,253	(279,325)	864,928
GW&K Municipal Bond Fund	16,049,739	566,150	(4,871)	561,279

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enchanced Yield Fund	$186,452	0.6%

*	Non-income-producing security.
#	Rounds to less than 0.1%.
[1]	Yield shown for an investment company represents its June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]

At June 30, 2010, Municipal Enhanced and Municipal Bond, respectively, held 3.2% and 12.8% of the securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance companies.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
CIFG:	CIFG Guaranty, Ltd.
COP:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2010 (unaudited)

	GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund	GW&K Municipal Bond Fund
Assets:
Investments at value*	$26,588,634	$34,610,251	$16,611,018
Receivable for Fund shares sold	8,300	517,288	31,445
Dividends, interest and other receivables	36,810	500,879	214,149
Receivable from affiliate	10,035	7,795	10,589
Prepaid expenses	2,867	12,758	—
Total assets	26,646,646	35,648,971	16,867,201
Liabilities:
Payable for Fund shares repurchased	—	16,881	1,214
Payable for investments purchased	—	2,175,246	—
Accrued expenses:
Investment management and advisory fees	17,258	13,451	4,787
Administrative fees	5,753	6,726	3,419
Distribution fees - Investor class	276	37	385
Professional fees	17,297	15,578	13,005
Reports to shareholders	9,318	4,220	5,019
Transfer agent	5,814	3,108	1,698
Registration fees	—	—	20,547
Other	20,231	3,627	7,973
Total liabilities	75,947	2,238,874	58,047
Net Assets	$26,570,699	$33,410,097	$16,809,154
Net Assets Represent:
Paid-in capital	$29,897,342	$33,036,023	$16,215,910
Undistributed net investment income	64,757	4,928	2,515
Accumulated net realized gain (loss) from investments	(5,577,129)	(495,782)	29,450
Net unrealized appreciation of investments	2,185,729	864,928	561,279
Net Assets	$26,570,699	$33,410,097	$16,809,154
Investor Class Shares - Net Assets	$1,285,960	$182,438	$1,885,012
Shares outstanding	108,682	20,021	180,121
Net asset value, offering and redemption price per share	$11.83	$9.11	$10.47
Service Class Shares - Net Assets	$14,265,429	$1,160,356	$14,397,482
Shares outstanding	1,208,965	127,341	1,374,580
Net asset value, offering and redemption price per share	$11.80	$9.11	$10.47
Institutional Class Shares - Net Assets	$11,019,310	$32,067,303	$526,660
Shares outstanding	933,417	3,522,073	50,110
Net asset value, offering and redemption price per share	$11.81	$9.10	$10.51
* Investments at cost	$24,402,905	$33,745,323	$16,049,739

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2010 (unaudited)

	GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund	GW&K Municipal Bond Fund
Investment Income:
Dividend income	$173,222	$433	$188
Interest Income	—	740,559	298,299
Foreign withholding tax	(719)	—	—
Total investment income	172,503	740,992	298,487
Expenses:
Investment management and advisory fees	104,059	69,759	27,399
Administrative fees	34,686	34,879	19,570
Distribution fees - Investor class	1,662	183	2,071
Transfer agent	24,912	1,727	20,216
Registration fees	20,562	21,876	12,456
Professional fees	13,247	12,997	12,183
Reports to shareholders	4,620	1,853	3,004
Custodian	4,094	7,000	6,281
Trustees fees and expenses	942	1,660	610
Miscellaneous	512	1,248	1,115
Total expenses before offsets	209,296	153,182	104,905
Expense reimbursements	(55,303)	(42,425)	(61,726)
Expense reductions	(20)	(19)	(11)
Net expenses	153,973	110,738	43,168
Net investment income	18,530	630,254	255,319
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	299,249	263,993	29,450
Net unrealized appreciation (depreciation) of investments	(878,292)	564,550	266,935
Net realized and unrealized gain (loss)	(579,043)	828,543	296,385
Net increase (decrease) in net assets resulting from operations	($560,513)	$1,458,797	$551,704

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the year ended December 31, 2009

	GW&K Small Cap Equity Fund		GW&K Municipal Enhanced Yield Fund		GW&K Municipal Bond Fund
	2010	2009	2010	2009	2010	2009*
Increase (Decrease) in Net Assets From Operations:
Net investment income	$18,530	$212,048	$630,254	$515,637	$255,319	$187,832
Net realized gain (loss) on investments	299,249	(2,504,192)	263,993	(126,034)	29,450	72,926
Net unrealized appreciation (depreciation) of investments	(878,292)	8,452,345	564,550	2,313,658	266,935	294,344
Net increase (decrease) in net assets resulting from operations	(560,513)	6,160,201	1,458,797	2,703,261	551,704	555,102
Distributions to Shareholders:
From net investment income	—	(165,316)	(625,326)	(515,669)	(252,804)	(189,679)
From net realized gain on investments	—	—	—	—	—	(73,048)
Total distributions to shareholders	—	(165,316)	(625,326)	(515,669)	(252,804)	(262,727)
From Capital Share Transactions:
Proceeds from sale of shares	2,151,680	25,203,880	16,793,548	12,801,003	3,933,921	14,538,256
Reinvestment of dividends and distributions	—	164,925	308,086	397,517	225,761	251,850
Cost of shares repurchased	(1,657,341)	(36,778,949)	(2,204,715)	(1,247,808)	(1,481,942)	(1,249,967)
Net increase (decrease) from capital share transactions	494,339	(11,410,144)	14,896,919	11,950,712	2,677,740	13,540,139
Total increase (decrease) in net assets	(66,174)	(5,415,259)	15,730,390	14,138,304	2,976,640	13,832,514
Net Assets:
Beginning of period	26,636,873	32,052,132	17,679,707	3,541,403	13,832,514	—
End of period	$26,570,699	$26,636,873	$33,410,097	$17,679,707	$16,809,154	13,832,514
End of period undistributed net investment income	$64,757	$46,227	$4,928	—	$2,515	—

Share Transactions:
Sale of shares	166,317	2,365,751	1,870,995	1,583,546	379,613	1,443,071
Reinvested shares from dividends and distributions	—	13,552	34,149	47,261	21,716	24,411
Shares repurchased	(133,230)	(3,681,880)	(243,099)	(152,285)	(142,536)	(121,464)
Net increase (decrease) in shares	33,087	(1,302,577)	1,662,045	1,478,522	258,793	1,346,018

*	Commencement of operations was June 30, 2009.

The accompanying notes are an integral part of these financial statements.

GW&K Small Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,
Investor Class Shares		2009	2008#	2007	2006	2005
Net Asset Value, Beginning of Period	$12.05	$9.10	$15.01	$16.90	$15.22	$14.24
Income from Investment Operations:
Net investment income (loss)	(0.01)[4]	0.09 [4]	0.12	0.14	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.21)[4]	2.86 [4]	(5.66)	0.19	1.70	0.98
Total from investment operations	(0.22)	2.95	(5.54)	0.33	1.79	1.08
Less Distributions to Shareholders from:
Net investment income	—	—	(0.12)	(0.14)	(0.10)	(0.10)
Net realized gain on investments	—	—	(0.25)	(2.08)	(0.01)	—
Total distributions to shareholders	—	—	(0.37)	(2.22)	(0.11)	(0.10)
Net Asset Value, End of Period	$11.83	$12.05	$9.10	$15.01	$16.90	$15.22
Total Return[1]	(1.83)%[6]	32.42%[5]	(37.34)%[5]	1.59%	11.76%	7.59%
Ratio of net expenses to average net assets	1.40%[7]	1.22%	1.20%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets[1]	(0.15)%[7]	1.02%	0.97%	0.80%	0.57%	0.70%
Portfolio turnover	8%[6]	109%	33%	25%	7%	10%
Net assets at end of period (000’s omitted)	$1,286	$1,260	$32,052	$58,835	$64,299	$67,283

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.80%[7]	1.70%	1.36%	1.27%	1.26%	1.28%
Ratio of net investment income (loss) to average net assets	(0.55)%[7]	0.55%	0.81%	0.78%	0.56%	0.67%

Service Class Shares	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$12.01	$10.65
Income from Investment Operations:
Net investment income	0.00 [3,4]	0.02 [4]
Net realized and unrealized gain (loss) on investments	(0.21)[4]	1.42 [4]
Total from investment operations	(0.21)	1.44
Less Distributions to Shareholders from:
Net investment income	—	(0.08)
Net Asset Value, End of Period	$11.80	$12.01
Total Return[1]	(1.75)%[6]	13.46%[6]
Ratio of net expenses to average net assets	1.20%[7]	1.17%[7]
Ratio of net investment income to average net assets[1]	0.05%[7]	0.43%[7]
Portfolio turnover	8%[6]	109%[6]
Net assets at end of period (000’s omitted)	$14,265	$15,382

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.60%[7]	1.53%[7]
Ratio of net investment income (loss) to average net assets	(0.35)%[7]	0.06%[7]

GW&K Small Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class Shares	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$12.01	$10.65
Income from Investment Operations:
Net investment income	0.02 [4]	0.03 [4]
Net realized and unrealized gain (loss) on investments	(0.22)[4]	1.41 [4]
Total from investment operations	(0.20)	1.44
Less Distributions to Shareholders from:
Net investment income	—	(0.08)
Net Asset Value, End of Period	$11.81	$12.01
Total Return[1]	(1.67)%[6]	13.56%[6]
Ratio of net expenses to average net assets	0.95%[7]	0.95%[7]
Ratio of net investment income to average net assets[1]	0.30%[7]	0.62%[7]
Portfolio turnover	8%[6]	109%[6]
Net assets at end of period (000’s omitted)	$11,019	$9,995

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.35%[7]	1.32%[7]
Ratio of net investment income (loss) to average net assets	(0.10)%[7]	0.25%[7]

#	At the close of business on November 7, 2008, the BNY Hamilton Multi-Cap Equity Fund and the BNY Hamilton Municipal Enhanced Yield Fund, each a series of BNY Hamilton Funds, Inc. (the “Predecessor Funds”), were re-organized into respective Funds in the Managers AMG Funds.
*	Commenced operations on July 27, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Rounds to less than $0.01.
[4]	Per share numbers have been calculated using average shares.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Not annualized.
[7]	Annualized.

GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

Investor Class Shares	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.18	0.18
Net realized and unrealized gain on investments	0.30	0.60
Total from investment operations	0.48	0.78
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.20)
Net Asset Value, End of Period	$9.11	$8.81
Total Return[1]	5.43%[3]	9.51%[3]
Ratio of net expenses to average net assets	1.17%[4]	1.04%[4]
Ratio of net investment income to average net assets[1]	4.14%[4]	4.52%[4]
Portfolio turnover	27%[3]	82%[3]
Net assets at end of period (000’s omitted)	$182	$125

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.47%[4]	1.56%[4]
Ratio of net investment income to average net assets	3.84%[4]	4.00%[4]

Service Class Shares	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.18	0.21
Net realized and unrealized gain on investments	0.31	0.58
Total from investment operations	0.49	0.79
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.21)
Net Asset Value, End of Period	$9.11	$8.81
Total Return[1]	5.59%[3]	9.62%[3]
Ratio of net expenses to average net assets	0.91%[4]	0.79%[4]
Ratio of net investment income to average net assets[1]	4.40%[4]	4.77%[4]
Portfolio turnover	27%[3]	82%[3]
Net assets at end of period (000’s omitted)	$1,160	$11

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.21%[4]	1.31%[4]
Ratio of net investment income to average net assets	4.10%[4]	4.25%[4]

GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,
Institutional Class Shares		2009	2008#	2007	2006**
Net Asset Value, Beginning of Period	$8.81	$6.70	$9.37	$10.33	$10.00
Income from Investment Operations:
Net investment income	0.19	0.37	0.44	0.42	0.38
Net realized and unrealized gain (loss) on investments	0.29	2.11	(2.67)	(0.91)	0.33
Total from investment operations	0.48	2.48	(2.23)	(0.49)	0.71
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.37)	(0.44)	(0.42)	(0.38)
Net realized gain on investments	—	—	—	(0.05)	—
Total distributions to shareholders	(0.19)	(0.37)	(0.44)	(0.47)	(0.38)
Net Asset Value, End of Period	$9.10	$8.81	$6.70	$9.37	$10.33
Total Return[1]	5.52%[3]	37.62%	(24.72)%	(4.92)%	7.37%
Ratio of net expenses to average net assets	0.79%[4]	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[1]	4.52%[4]	4.77%	4.82%	4.18%	3.96%
Portfolio turnover	27%[3]	82%	13%	61%	68%
Net assets at end of period (000’s omitted)	$32,067	$17,544	$3,541	$7,959	$7,357

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.09%[4]	1.31%	1.67%	1.76%	2.34%
Ratio of net investment income to average net assets	4.22%[4]	4.25%	3.94%	3.21%	2.41%

#	At the close of business on November 7, 2008, the BNY Hamilton Multi-Cap Equity Fund and the BNY Hamilton Municipal Enhanced Yield Fund, each a series of BNY Hamilton Funds, Inc. (the “Predecessor Funds”), were re-organized into respective Funds in the Managers AMG Funds.
*	Commenced operations on July 27, 2009.
**	Inception of the Fund was December 30, 2005.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.

GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

Investor Class	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.27	$10.00
Income from Investment Operations:
Net investment income	0.16 [4]	0.15 [4]
Net realized and unrealized gain on investments	0.20 [4]	0.33 [4]
Total from investment operations	0.36	0.48
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.15)
Net realized gain on investments	—	(0.06)
Total distributions to shareholders	(0.16)	(0.21)
Net Asset Value, End of Period	$10.47	$10.27
Total Return[1]	3.54%[5]	4.79%[5]
Ratio of net expenses to average net assets	0.67%[6]	0.59%[6]
Ratio of net investment income to average net assets[1]	3.14%[6]	2.93%[6]
Portfolio turnover	14%[5]	13%[5]
Net assets at end of period (000’s omitted)	$1,885	$850

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.46%[6]	2.31%[6]
Ratio of net investment income to average net assets	2.35%[6]	1.21%[6]

Service Class	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.28	$10.00
Income from Investment Operations:
Net investment income	0.17 [4]	0.16 [4]
Net realized and unrealized gain on investments	0.19 [4]	0.33 [4]
Total from investment operations	0.36	0.49
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.15)
Net realized gain on investments	—	(0.06)
Total distributions to shareholders	(0.17)	(0.21)
Net Asset Value, End of Period	$10.47	$10.28
Total Return[1]	3.48%[5]	4.89%[5]
Ratio of net expenses to average net assets	0.54%[6]	0.54%[6]
Ratio of net investment income to average net assets[1]	3.27%[6]	2.98%[6]
Portfolio turnover	14%[5]	13%[5]
Net assets at end of period (000’s omitted)	$14,397	$12,752

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.33%[6]	2.26%[6]
Ratio of net investment income to average net assets	2.48%[6]	1.26%[6]

GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.31	$10.00
Income from Investment Operations:
Net investment income	0.18 [4]	0.17 [4]
Net realized and unrealized gain on investments	0.20 [4]	0.36 [4]
Total from investment operations	0.38	0.53
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.16)
Net realized gain on investments	—	(0.06)
Total distributions to shareholders	(0.18)	(0.22)
Net Asset Value, End of Period	$10.51	$10.31
Total Return[1]	3.57%[5]	5.31%[3,5]
Ratio of net expenses to average net assets	0.34%[6]	0.34%[6]
Ratio of net investment income to average net assets[1]	3.47%[6]	3.18%[6]
Portfolio turnover	14%[5]	13%[5]
Net assets at end of period (000’s omitted)	$527	$231

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.13%[6]	2.06%[6]
Ratio of net investment income to average net assets	2.68%[6]	1.46%[6]

*	Commenced operations on June 30, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[4]	Per share numbers have been calculated using average shares.
[5]	Not annualized.
[6]	Annualized.

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are GW&K Small Cap Equity Fund (“Small Cap Equity”), (formerly GW&K Multi-Cap Equity Fund “Multi-Cap Equity”), GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), and GW&K Municipal Bond Fund (“Municipal Bond”), collectively the “Funds.”

As of July 27, 2009, Multi-Cap Equity changed its name to Small Cap Equity, converted its investment strategy from Multi-Cap Equity to Small Cap Equity, and changed its benchmark from the Russell 3000® Index to the Russell 2000® Index. Multi-Cap Equity’s Class A shares were redesignated as Investor Class shares. Small Cap Equity Service and Institutional Class shares commenced operations on July 27, 2009. Municipal Enhanced changed its benchmark from the Barclays Capital U.S. Municipal Bond Index to the Barclays Capital U.S. Municipal Bond BAA Index. Municipal Enhanced Investor and Service Class shares commenced operations on July 27, 2009. Municipal Bond commenced operations on June 30, 2009.

At the start of business on November 10, 2008, the BNY Hamilton Multi-Cap Equity Fund and the BNY Hamilton Municipal Enhanced Yield Fund, each a series of BNY Hamilton Funds, Inc. were re-organized into Multi-Cap Equity and Municipal Enhanced, respectively, in the Managers AMG Funds.

Each Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate their NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned

Notes to Financial Statements (continued)

to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of June 30, 2010, the securities in Small Cap Equity were all Level 1 inputs. As of June 30, 2010, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following tables summarize the inputs used to value Municipal Enhanced and Municipal Bond’s net assets by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Municipal Enhanced
Investments in Securities
Municipal Bonds[1]	—	$32,764,618	—	$32,764,618
Short-Term Investments	$1,845,633	—	—	1,845,633

Total Investments in Securities	$1,845,633	$32,764,618	—	$34,610,251

	Level 1	Level 2	Level 3	Total
Municipal Bond
Investments in Securities
Municipal Bonds[1]	—	$16,410,820	—	$16,410,820
Short-Term Investments	$200,198	—	—	200,198

Total Investments in Securities	$200,198	$16,410,820	—	$16,611,018

[1]	All municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of the bonds by major classification, please refer to the Schedule of Portfolio Investments.

Notes to Financial Statements (continued)

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2010, no balance credits were earned and the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2010, overdraft fees for Small Cap Equity, Municipal Enhanced, and Municipal Bond equaled $3, $3, and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2010, the transfer agent expense was reduced as follows: Small Cap Equity — $20, Municipal Enhanced — $19 and Municipal Bond — $11.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly except for Small Cap Equity which will be declared and paid annually in December. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers

As of June 30, 2010, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
Small Cap Equity	$1,380,007	2016
	4,490,103	2017

Total	$5,870,110

Municipal Enhanced	$274,705	2016
	485,070	2017

Total	$759,775

Notes to Financial Statements (continued)

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The capital stock transactions for the Funds by class for the six months ended June 30, 2010, and the year ended December 31, 2009 for Small Cap Equity and Municipal Enhanced and for the fiscal period from June 30, 2009 to December 31, 2009 for Municipal Bond, were as follows:

	GW&K Small Cap Equity Fund				GW&K Municipal Enhanced Yield Fund
	2010		2009		2010		2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class Shares
Sale of shares	5,634	$74,056	115,653	$1,023,257	5,739	$52,000	15,372	$136,194
Reinvestment of dividends and distributions	—	—	—	—	108	984	34	294
Shares repurchased	(1,455)	(18,728)	(3,531,704)	(35,129,589)	(4)	(38)	(1,228)	(10,991)

Net increase (decrease)	4,179	$55,328	(3,416,051)	($34,106,332)	5,843	$52,946	14,178	$125,497

Service Class Shares
Sale of shares	15,135	$193,093	1,359,210	$14,671,947	141,634	$1,288,520	1,215	$10,000
Reinvestment of dividends and distributions	—	—	7,822	95,194	1,060	9,657	29	253
Shares repurchased	(87,151)	(1,080,975)	(86,051)	(960,115)	(16,597)	(151,150)	—	—

Net increase (decrease)	(72,016)	($887,882)	1,280,981	$13,807,026	126,097	$1,147,027	1,244	$10,253

Institutional Class Shares
Sale of shares	145,548	$1,884,531	890,888	$9,508,676	1,723,622	$15,453,028	1,566,959	$12,654,809
Reinvestment of dividends and distributions	—	—	5,730	69,731	32,981	297,445	47,198	396,970
Shares repurchased	(44,624)	(557,638)	(64,125)	(689,245)	(226,498)	(2,053,527)	(151,057)	(1,236,817)

Net increase	100,924	$1,326,893	832,493	$8,889,162	1,530,105	$13,696,946	1,463,100	$11,814,962

Notes to Financial Statements (continued)

	GW&K Municipal Bond Fund
	2010		2009
	Shares	Amount	Shares	Amount
Investor Class Shares
Sale of shares	99,537	$1,028,363	83,308	$863,100
Reinvestment of dividends and distributions	1,158	12,037	455	4,688
Shares repurchased	(3,322)	(34,592)	(1,015)	(10,610)

Net increase	97,373	$1,005,808	82,748	$857,178

Service Class Shares
Sale of shares	243,120	$2,520,558	1,317,164	$13,235,506
Reinvestment of dividends and distributions	19,909	206,958	23,517	242,617
Shares repurchased	(129,351)	(1,344,083)	(99,779)	(1,027,291)

Net increase	133,678	$1,383,433	1,240,902	$12,450,832

Institutional Class Shares
Sale of shares	36,956	$385,000	42,599	$439,650
Reinvestment of dividends and distributions	649	6,766	439	4,545
Shares repurchased	(9,863)	(103,267)	(20,670)	(212,066)

Net increase	27,742	$288,499	22,368	$232,129

At June 30, 2010, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Small Cap Equity — 1 collectively own 47%; Municipal Enhanced — 3 collectively own 81%; Municipal Bond — there were no shareholders that held greater than 10% of the outstanding shares of the Fund. Transactions by these shareholders may have a material impact on the Funds.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by Gannett Welsh & Kotler, LLC (“GW&K” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and GW&K with respect to each of the Funds. AMG indirectly owns a majority interest in GW&K.

Small Cap Equity, Municipal Enhanced, and Municipal Bond are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.75%, 0.50%, and 0.35%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to GW&K for its services as subadvisor. The Funds have entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee rate of 0.25% of the average daily net assets of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2011, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) will be limited to the following Fund’s average daily net assets: Small Cap Equity 0.95%; Municipal Enhanced 0.79%; and Municipal Bond 0.34%.

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause that Fund’s total operating expenses in any such future year to exceed that Fund’s

Notes to Financial Statements (continued)

respective expense cap. At June 30, 2010, the cumulative amounts of reimbursable expenses for Small Cap Equity, Municipal Enhanced and Municipal Bond were $164,938, $109,311 and $169,491, respectively. The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively.

The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc., (the “Distributor” or MDI), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Funds have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class shares. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Service Class and the Investor Class shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by the clients of such broker, dealer or financial intermediary.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2010, Small Cap Equity, Municipal Enhanced, and Municipal Bond did not borrow from or lend to other Funds in the Fund family.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2010, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap Equity	$2,880,793	$2,118,493
Municipal Enhanced	22,946,666	7,269,511
Municipal Bond	5,024,342	2,188,901

For the six months ended June 30, 2010, there were no purchases or sales of U.S. Government obligations by the Funds.

4. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

5. Subsequent Events

On July 1, 2010, paperwork was filed with the appropriate authorities in order to enact a legal entity name change for PNC Global Investment Servicing (U.S.) Inc. to BNY Mellon Investment Servicing (US) Inc., due to the acquisition of the company by The Bank of New York Mellon.

Approval of Investment Advisory Agreements

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the GW&K Small Cap Equity Fund (formerly GW&K Multi-Cap Equity Fund), GW&K Municipal Enhanced Yield Fund and GW&K Municipal Bond Fund (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the GW&K Small Cap Equity Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below, above, below and below, respectively, the median performance of the Peer Group and below, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees noted that the Fund’s investment strategy changed in mid-2009 to small cap equity. The Trustees also took into account the fact that the Fund’s legacy multi-cap focus has negatively affected the Fund’s long-term performance record, and that small-cap stocks have outperformed over the last ten years. The Trustees concluded that management has taken appropriate steps to address the Fund’s performance.

With respect to the GW&K Municipal Enhanced Yield Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for the share class with the longest operating history for the 1-year and 3-year periods ended March 31, 2010 and for the period from the Fund’s inception on December 30, 2005 through March 31, 2010 was at the median

Approval of Investment Advisory Agreements (continued)

and above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Capital U.S. Municipal Bond BAA Index, for each period. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund has performed well compared to the Fund Benchmark and Peer Group over all relevant periods. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the GW&K Municipal Bond Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares for the period from the Fund’s inception on June 30, 2009 through March 31, 2010 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays Capital 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees also noted that the Fund has a limited performance record. The Trustees concluded that the Fund’s performance record was too limited to make a determination regarding the Fund’s performance, but that the prospects for solid performance remained favorable.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of the GW&K Small Cap Equity Fund and the GW&K Municipal Enhanced Yield Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadvisor from these relationships. In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreements and the profitability to the Subadvisor of its relationship with the Funds, the Trustees noted the current asset level of each Fund and the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Funds by the Subadvisor to be a material factor in their considerations at this time.

Approval of Investment Advisory Agreements (continued)

With respect to the GW&K Small Cap Equity Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager and the Subadvisor have contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 0.95%. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager and the Subadvisor have contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 0.79%. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the GW&K Municipal Bond Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2011, to limit the Fund’s net annual operating expenses to 0.34%. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements (as applicable) for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Gannett Welsh & Kotler, LLC

222 Berkeley St.

Boston, Massachusetts 02116

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS MID-CAP	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	Chicago Equity Partners, LLC	Chicago Equity Partners, LLC
Schroder Investment Management North America Inc.
	REAL ESTATE SECURITIES	ALTERNATIVE FUNDS
	Urdang Securities Management, Inc.	FQ GLOBAL ALTERNATIVES
ESSEX GROWTH		FQ GLOBAL ESSENTIALS
ESSEX LARGE CAP GROWTH	RENAISSANCE LARGE CAP GROWTH	First Quadrant, L.P.
ESSEX SMALL/MICRO CAP GROWTH	Renaissance Group LLC
Essex Investment Management Co., LLC		INCOME FUNDS
	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
FQ TAX-MANAGED U.S. EQUITY	PORTFOLIO	FIXED INCOME
FQ U.S. EQUITY	Skyline Asset Management, L.P.	GLOBAL BOND
First Quadrant, L.P.		Loomis, Sayles & Co., L.P.
FRONTIER SMALL CAP GROWTH
GW&K SMALL CAP EQUITY	Frontier Capital Management Company, LLC	BOND (MANAGERS PIMCO)
Gannett Welsh & Kotler, LLC		Pacific Investment Management Co. LLC

INSTITUTIONAL MICRO-CAP	SPECIAL EQUITY	CALIFORNIA INTERMEDIATE TAX-FREE
MICRO-CAP	Ranger Investment Management, L.P.	Miller Tabak Asset Management LLC
Lord, Abbett & Co. LLC	Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.	Smith Asset Management Group, L.P.	GW&K MUNICIPAL BOND
Next Century Growth Investors LLC	Federated MDTA LLC	GW&K MUNICIPAL ENHANCED YIELD
RBC Global Asset Management (U.S.) Inc.		Gannett Welsh & Kotler, LLC
SYSTEMATIC VALUE
INTERNATIONAL EQUITY	SYSTEMATIC MID CAP VALUE	HIGH YIELD
AllianceBernstein L.P.	Systematic Financial Management, L.P.	J.P. Morgan Investment Management LLC
Lazard Asset Management, LLC
Martin Currie Inc.	TIMESSQUARE MID CAP GROWTH	INTERMEDIATE DURATION GOVERNMENT
	TIMESSQUARE SMALL CAP GROWTH	SHORT DURATION GOVERNMENT
	TSCM GROWTH EQUITY	Smith Breeden Associates, Inc.
TimesSquare Capital Management, LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2010

Renaissance Large Cap Growth Fund

SAR024-0610

Managers AMG Funds

Renaissance Large Cap Growth Fund

Semi-Annual Report—June 30, 2010 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1
FUND PERFORMANCE	2
FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3
FINANCIAL STATEMENTS
Statement of Assets and Liabilities	5
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts
Statement of Operations	6
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period
Statement of Changes in Net Assets	7
Detail of changes in Fund assets for the past two periods
FINANCIAL HIGHLIGHTS	8
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets
NOTES TO FINANCIAL STATEMENTS	9
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks
ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	12

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

For the six months ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During the Period*
Renaissance Large Cap Growth Fund
Investor Class Shares
Based on Actual Fund Return	1.01%	$1,000	$918	$4.80
Hypothetical (5% return before expenses)	1.01%	$1,000	$1,020	$5.06
Service Class Shares
Based on Actual Fund Return	0.86%	$1,000	$918	$4.09
Hypothetical (5% return before expenses)	0.86%	$1,000	$1,021	$4.31
Institutional Class Shares
Based on Actual Fund Return	0.66%	$1,000	$919	$3.14
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Renaissance Large Cap Growth Fund Performance

All periods ended June 30, 2010 (unaudited)

The table below shows the average annual total returns through June 30, 2010, of the Renaissance Large Cap Growth Fund and the Russell 1000® Growth Index for the same time periods.

	Average Annual Total Returns [1]
	Six Months	One Year	Since Inception	Inception Date
Renaissance Large Cap Growth Fund [2]
Investor Class	(8.20)%	6.60%	6.43%	6/3/09
Service Class	(8.18)%	6.75%	6.56%	6/3/09
Institutional Class	(8.09)%	6.95%	6.75%	6/3/09
Russell 1000® Growth Index	(7.65)%	13.62%	11.63%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 1000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium capitalization companies) when stocks of large capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2010. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Renaissance Large Cap Growth Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Renaissance Large Cap Growth Fund **	Russell 1000® Growth Index
Information Technology	32.0%	31.6%
Consumer Discretionary	25.2%	14.1%
Industrials	21.6%	12.9%
Health Care	11.3%	10.9%
Energy	3.5%	10.1%
Consumer Staples	1.8%	10.1%
Materials	1.7%	4.7%
Financials	1.6%	4.6%
Telecommunication Services	0.0%	0.8%
Utilities	0.0%	0.2%
Other Assets and Liabilities	1.3%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
AmerisourceBergen Corp.	2.3%
Ross Stores, Inc.	2.2
McKesson Corp.	2.1
AutoZone, Inc.	2.1
Broadcom Corp., Class A	2.0
Altera Corp.	2.0
Aeropostale, Inc.	2.0
3M Co.	2.0
Occidental Petroleum Corp.	2.0
EMC Corp.	2.0

Top Ten as a Group	20.7%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 25.2%
Aeropostale, Inc.*	14,049	$402,363
AutoZone, Inc.*	2,221	429,143
Cheesecake Factory, Inc., The*	15,215	338,686
Coach, Inc.	9,078	331,801
Dollar Tree, Inc.*	9,092	378,479
ITT Educational Services, Inc.*	3,481	288,993
Johnson Controls, Inc.	13,599	365,405
Mattel, Inc.	17,871	378,150
Nordstrom, Inc.	9,741	313,563
Omnicom Group, Inc.	9,697	332,607
Ross Stores, Inc.	8,519	453,979
Starbucks Corp.*	15,832	384,718
Target Corp.	7,489	368,234
Tiffany & Co.	9,200	348,772
Total Consumer Discretionary		5,114,893
Consumer Staples - 1.8%
Colgate-Palmolive Co.	4,726	372,220
Energy - 3.5%
Helmerich & Payne, Inc.	8,724	318,600
Occidental Petroleum Corp.	5,141	396,628
Total Energy		715,228
Financials - 1.6%
Goldman Sachs Group, Inc.	2,516	330,275
Health Care - 11.3%
AmerisourceBergen Corp.	14,814	470,344
Amgen, Inc.*	6,373	335,220
Gilead Sciences, Inc.*	10,701	366,830
Johnson & Johnson	5,962	352,116
McKesson Corp.	6,432	431,973
UnitedHealth Group, Inc.	11,468	325,691
Total Health Care		2,282,174
Industrials - 21.6%
3M Co.	5,052	399,057
Caterpillar, Inc.	6,116	367,388
Cummins, Inc.	5,553	361,667
Deere & Co.	6,787	377,900
Eaton Corp.	6,001	392,705
Emerson Electric Co.	8,244	360,180
Flowserve Corp.	3,751	318,085
Joy Global, Inc.	7,058	353,535
Lockheed Martin Corp.	5,095	379,578
Norfolk Southern Corp.	6,930	367,636
Parker Hannifin Corp.	5,962	330,653
United Parcel Service, Inc., Class B	6,366	362,162
Total Industrials		4,370,546
Information Technology - 32.0%
Altera Corp.	16,477	408,795
Apple, Inc.*	1,572	395,405
Broadcom Corp., Class A	12,453	410,575
Cisco Systems, Inc.*	17,805	379,425
Corning, Inc.	21,475	346,821
EMC Corp.*	21,669	396,543
Hewlett-Packard Co.	8,619	373,030
Intel Corp.	19,732	383,787
International Business Machines Corp.	3,208	396,124
Lexmark International, Inc., Class A*	10,383	342,950
Microsoft Corp.	14,079	323,958
NetApp, Inc.*	9,474	353,475
Oracle Corp.	15,477	332,136
QLogic Corp.*	20,626	342,804
Sandisk Corp.*	8,527	358,731
Seagate Technology, Inc.*	21,678	282,681
Texas Instruments, Inc.	15,539	361,748
Western Digital Corp.*	9,645	290,893
Total Information Technology		6,479,881
Materials - 1.7%
Walter Industries, Inc.	5,724	348,305
Total Common Stocks (cost $19,843,606)		20,013,522
Short-Term Investments - 1.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%, (cost $288,405)	288,405	288,405
Total Investments - 100.2% (cost $20,132,011)		20,301,927
Other Assets, less Liabilities - (0.2)%		(31,369)
Net Assets - 100.0%		$20,270,558

Based on the approximate cost of investments of $20,132,011 for Federal income tax purposes at June 30, 2010, the aggregate gross unrealized appreciation and depreciation were $1,444,887 and $1,274,971, respectively, resulting in a net unrealized appreciation of investments of $169,916.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

4

Renaissance Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Investments at value*	$20,301,927
Receivable for investments sold	378,881
Receivable for Fund shares sold	20,952
Dividends and other receivables	15,202
Receivable from affiliate	10,236
Prepaid expenses	747
Total assets	20,727,945
Liabilities:
Payable for Fund shares repurchased	10,790
Payable for investments purchased	381,495
Accrued expenses:
Investment management and advisory fees	9,572
Administrative fees	4,351
Distribution fees - Investor Class	138
Registration fees	19,688
Other	31,353
Total liabilities	457,387
Net Assets	$20,270,558
Net Assets Represent:
Paid-in capital	$19,396,493
Undistributed net investment income	50,507
Accumulated net realized gain from investments	653,642
Net unrealized appreciation of investments	169,916
Net Assets	$20,270,558
Investor Class Shares - Net Assets	$661,123
Shares outstanding	62,797
Net asset value, offering and redemption price per share	$10.53
Service Class Shares - Net Assets	$18,932,806
Shares outstanding	1,794,124
Net asset value, offering and redemption price per share	$10.55
Institutional Class Shares - Net Assets	$676,629
Shares outstanding	64,078
Net asset value, offering and redemption price per share	$10.56
* Investments at cost	$20,132,011

The accompanying notes are an integral part of these financial statements.

5

Renaissance Large Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2010 (unaudited)

Investment Income:
Dividend income	$126,039
Total investment income	126,039
Expenses:
Investment management and advisory fees	58,941
Administrative fees	26,791
Distribution fees - Investor Class	626
Transfer agent	32,195
Registration fees	12,570
Professional fees	11,889
Reports to shareholders	5,013
Custodian	2,228
Trustees fees and expenses	884
Miscellaneous	1,839
Total expenses before offsets	152,976
Expense reimbursement	(60,452)
Expense reductions	(2,785)
Net expenses	89,739
Net investment income	36,300
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	693,298
Net unrealized depreciation of investments	(2,514,643)
Net realized and unrealized loss	(1,821,345)
Net decrease in net assets resulting from operations	($1,785,045)

The accompanying notes are an integral part of these financial statements.

6

Renaissance Large Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the period ended December 31, 2009

	2010	2009*
Increase (Decrease) in Net Assets From Operations:
Net investment income	$36,300	$48,938
Net realized gain on investments	693,298	239,725
Net unrealized appreciation (depreciation) of investments	(2,514,643)	2,684,559
Net increase (decrease) in net assets resulting from operations	(1,785,045)	2,973,222
Distributions to Shareholders:
From net investment income	—	(34,596)
From net realized gain on investments	—	(279,516)
Total distributions to shareholders	—	(314,112)
From Capital Share Transactions:
Investor Class:
Proceeds from sale of shares	531,420	354,709
Reinvestment of dividends and distributions	—	4,482
Cost of shares repurchased	(91,670)	(80,078)
Net increase from Investor Class share transactions	439,750	279,113
Service Class:
Proceeds from sale of shares	1,862,324	19,203,989
Reinvestment of dividends and distributions	—	305,295
Cost of shares repurchased	(1,968,080)	(1,433,822)
Net increase (decrease) from Service Class share transactions	(105,756)	18,075,462
Institutional Class:
Proceeds from sale of shares	493,086	211,124
Reinvestment of dividends and distributions	—	3,877
Cost of shares repurchased	—	(163)
Net increase from Institutional Class share transactions	493,086	214,838
Net increase from capital share transactions	827,080	18,569,413
Total increase (decrease) in net assets	(957,965)	21,228,523
Net Assets:
Beginning of period	21,228,523	—
End of period	$20,270,558	$21,228,523
End of period undistributed net investment income	$50,507	$14,207

Share Transactions:
Investor Class:
Sale of shares	45,254	32,330
Reinvested shares from dividends and distributions	—	386
Shares repurchased	(7,754)	(7,419)
Net increase in shares	37,500	25,297
Service Class:
Sale of shares	161,257	1,904,188
Reinvested shares from dividends and distributions	—	26,313
Shares repurchased	(167,615)	(130,019)
Net increase (decrease) in shares	(6,358)	1,800,482
Institutional Class:
Sale of shares	42,652	21,107
Reinvested shares from dividends and distributions	—	334
Shares repurchased	—	(15)
Net increase in shares	42,652	21,426

*	Commencement of operations was June 3, 2009.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

For a share outstanding throughout the period

Investor Class	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$11.47	$10.00

Income from Investment Operations:
Net investment income	0.01 [5]	0.01
Net realized and unrealized gain (loss) on investments	(0.95)[5]	1.64
Total from investment operations	(0.94)	1.65
Less Distributions to Shareholders from:
Net investment income	—	(0.03)
Net realized gain on investments	—	(0.15)
Total distributions to shareholders	—	(0.18)
Net Asset Value, End of Period	$10.53	$11.47
Total Return[1]	(8.20)%[3]	16.46%[3]
Ratio of net expenses to average net assets	0.98%[4]	0.91%[4]
Ratio of net investment income to average net assets[1]	0.20%[4]	0.43%[4]
Portfolio turnover	44%[3]	6%[3]
Net assets at end of period (000’s omitted)	$661	$290

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.57%[4]	2.06%[4]
Ratio of net investment loss to average net assets	(0.39)%[4]	(0.72)%[4]

Institutional Class	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$11.49	$10.00

Income from Investment Operations:
Net investment income	0.03 [5]	0.04
Net realized and unrealized gain (loss) on investments	(0.96)[5]	1.63
Total from investment operations	(0.93)	1.67
Less Distributions to Shareholders from:
Net investment income	—	(0.03)
Net realized gain on investments	—	(0.15)
Total distributions to shareholders	—	(0.18)
Net Asset Value, End of Period	$10.56	$11.49
Total Return[1]	(8.09)%[3]	16.72%[3]
Ratio of net expenses to average net assets	0.64%[4]	0.66%[4]
Ratio of net investment income to average net assets[1]	0.54%[4]	0.68%[4]
Portfolio turnover	44%[3]	6%[3]
Net assets at end of period (000’s omitted)	$677	$246

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.23%[4]	1.81%[4]
Ratio of net investment loss to average net assets	(0.05)%[4]	(0.47)%[4]

Service Class	For the six months ended June 30, 2010 (unaudited)	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$11.49	$10.00

Income from Investment Operations:
Net investment income	0.02 [5]	0.03
Net realized and unrealized gain (loss) on investments	(0.96)[5]	1.63
Total from investment operations	(0.94)	1.66
Less Distributions to Shareholders from:
Net investment income	—	(0.02)
Net realized gain on investments	—	(0.15)
Total distributions to shareholders	—	(0.17)
Net Asset Value, End of Period	$10.55	$11.49
Total Return[1]	(8.18)%[3]	16.60%[3]
Ratio of net expenses to average net assets	0.84%[4]	0.86%[4]
Ratio of net investment income to average net assets[1]	0.34%[4]	0.48%[4]
Portfolio turnover	44%[3]	6%[3]
Net assets at end of period (000’s omitted)	$18,933	$20,692

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.43%[4]	2.01%[4]
Ratio of net investment loss to average net assets	(0.25)%[4]	(0.67)%[4]

*	Commencement of operations was June 3, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.
[5]	Per share numbers have been calculated using average shares.

8

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Renaissance Large Cap Growth Fund (“the “Fund”). The Fund commenced operations on June 3, 2009.

The Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of June 30, 2010, all investments in the Fund were valued based on Level 1 inputs and there were no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

9

Notes to Financial Statements (continued)

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended June 30, 2010, under these arrangements the Fund’s expenses was reduced $2,770 or 0.02%.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2010, no balance credits were earned and the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2010, the Fund did not incur overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2010, the transfer agent expense was reduced $15.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax position taken on the federal income tax return for the tax year ended December 31, 2009, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2010, there were no shareholders that held greater than 10% of the outstanding shares of the Fund.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolio is managed by the Renaissance Group LLC (“Renaissance” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Renaissance with respect to the Fund. AMG indirectly owns a majority interest in Renaissance.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.55% of the average daily net assets of the Fund. The Investment Manager,

10

Notes to Financial Statements (continued)

in turn, pays a portion of this fee to Renaissance for its services as subadvisor. The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2011, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) will be limited to 0.66% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s expense cap. At June 30, 2010, the cumulative amount of reimbursable expenses for the Fund was $176,036.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or Distributor.

The Fund adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by the clients of such broker, dealer or financial intermediary.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2010, the Fund did not borrow from or lend to other Funds in the Fund family.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations), for the six months ended June 30, 2010, were $10,088,530 and $9,126,427, respectively. There were no purchases or sales of U.S. Government obligations.

4. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Subsequent Events

On July 1, 2010, paperwork was filed with the appropriate authorities in order to enact a legal entity name change for PNC Global Investment Servicing (U.S.) Inc. to BNY Mellon Investment Servicing (US) Inc., due to the acquisition of the company by The Bank of New York Mellon.

11

Approval of Investment Advisory Agreements

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Renaissance Large Cap Growth Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the period from the Fund’s inception on June 3, 2009 through March 31, 2010 was below the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the market environment during the past year has not been favorable to the Subadvisor’s quality-focused investment process. The Trustees concluded that the Fund’s performance record was too limited to make a determination regarding the Fund’s performance, but that the prospects for solid performance remained favorable.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to the Fund, the Trustees reviewed information provided by the Investment Manager

12

Approval of Investment Advisory Agreements ( continued)

setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to a portion of the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreement and the profitability to the Subadvisor of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 0.66%. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for the Fund’s Subadvisor.

13

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Renaissance Group LLC

625 Eden Park Drive

Suite 1200

Cincinnati, OH 45202

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS MID-CAP	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	Chicago Equity Partners, LLC	Chicago Equity Partners, LLC
Schroder Investment Management North America Inc.
	REAL ESTATE SECURITIES	ALTERNATIVE FUNDS
ESSEX GROWTH	Urdang Securities Management, Inc.	FQ GLOBAL ALTERNATIVES
ESSEX LARGE CAP GROWTH ESSEX SMALL/MICRO CAP GROWTH Essex Investment Management Co., LLC	RENAISSANCE LARGE CAP GROWTH	FQ GLOBAL ESSENTIALS First Quadrant, L.P.
Renaissance Group LLC

SKYLINE SPECIAL EQUITIES
FQ TAX-MANAGED U.S. EQUITY	PORTFOLIO	INCOME FUNDS
FQ U.S. EQUITY First Quadrant, L.P.	Skyline Asset Management, L.P.	BOND (MANAGERS) FIXED INCOME
	FRONTIER SMALL CAP GROWTH	GLOBAL BOND
	Frontier Capital Management Company, LLC	Loomis, Sayles & Co., L.P.
GW&K SMALL CAP EQUITY Gannett Welsh & Kotler, LLC	SPECIAL EQUITY	BOND (MANAGERS PIMCO)
	Ranger Investment Management, L.P.	Pacific Investment Management Co. LLC
INSTITUTIONAL MICRO-CAP	Lord, Abbett & Co. LLC
MICRO-CAP Lord, Abbett & Co. LLC WEDGE Capital Management L.L.P. Next Century Growth Investors LLC	Smith Asset Management Group, L.P. Federated MDTA LLC	CALIFORNIA INTERMEDIATE TAX-FREE Miller Tabak Asset Management LLC
	SYSTEMATIC VALUE	GW&K MUNICIPAL BOND
RBC Global Asset Management (U.S.) Inc.	SYSTEMATIC MID CAP VALUE Systematic Financial Management, L.P.	GW&K MUNICIPAL ENHANCED YIELD Gannett Welsh & Kotler, LLC
INTERNATIONAL EQUITY		HIGH YIELD
AllianceBernstein L.P.	TIMESSQUARE MID CAP GROWTH	J.P. Morgan Investment Management LLC
Lazard Asset Management, LLC Martin Currie Inc.	TIMESSQUARE SMALL CAP GROWTH TSCM GROWTH EQUITY TimesSquare Capital Management, LLC

INTERMEDIATE DURATION GOVERNMENT
SHORT DURATION GOVERNMENT Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	September 8, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date:	September 8, 2010